                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-4363
                                  ---------------------------------------------

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   MARCH 31, 2004
                        --------------------------------------------------------
Date of reporting period:  MARCH 31, 2004
                         -------------------------------------------------------

ITEM 1.   REPORTS TO STOCKHOLDERS.

[front cover]

MARCH 31, 2004

American Century Investments
Annual Report

[photos]

Ginnie Mae Fund
Government Bond Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Table of Contents

Our Message to You.......................................................   1

GINNIE MAE

GOVERNMENT BOND

INFLATION-ADJUSTED BOND

SHORT-TERM GOVERNMENT

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Ginnie Mae, Government Bond, Inflation-Adjusted Bond, and Short-Term Government
funds for the year ended  March 31, 2004.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the semiannual report dated
September 30, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------

Ginnie Mae - Performance

TOTAL RETURNS AS OF MARCH 31, 2004
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                           1 YEAR     5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS              2.43%      5.86%      6.65%     7.85%        9/23/85
--------------------------------------------------------------------------------
CITIGROUP 30-YEAR
GNMA INDEX(1)               3.77%      6.68%      7.36%     8.73%(2)       --
--------------------------------------------------------------------------------
Advisor Class               2.18%      5.59%       --       5.67%        10/9/97
--------------------------------------------------------------------------------
C Class                     1.60%       --         --       4.36%        6/15/01
--------------------------------------------------------------------------------

(1) In June 2003, the Salomon 30-Year GNMA Index, the fund's benchmark since inception, became known as the Citigroup 30-Year GNMA Index.

(2) Since 9/30/85, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended March 31
--------------------------------------------------------------------------------------------------------
                  1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
--------------------------------------------------------------------------------------------------------
Investor Class    5.53%   10.08%    5.87%   10.21%    5.66%    2.01%   11.70%    5.43%    8.03%    2.43%
--------------------------------------------------------------------------------------------------------
Citigroup
30-Year
GNMA Index        6.25%   10.90%    6.01%   10.92%    6.26%    2.96%   11.93%    6.58%    8.41%    3.77%
--------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

Ginnie Mae - Portfolio Commentary

BY CASEY COLTON, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

Ginnie Mae provided a positive return during the fiscal year ended March 31,
2003, though big swings in bond yields limited the portfolio's performance. For the year, the fund returned 2.43%*, compared with the 3.77% return of the
Citigroup 30-Year GNMA Index, whose returns are not reduced by management fees.
(See the previous page for detailed performance information.) Nevertheless, the main reason the portfolio lagged its benchmark is that Ginnie Mae was positioned conservatively, as the management team worked to prepare the portfolio for an increase in economic growth, inflation, and interest rates.

ECONOMIC AND MARKET REVIEW

The yield on the benchmark 10-year Treasury note began and ended the fiscal year around 3.80%, but in between dipped as low as 3.11% (a 45-year low) and shot as high as 4.60%. Those big swings can be attributed to conflicting economic data.
The economy grew at the fastest pace in nearly 20 years during the nine months ended in March; however, inflation and job gains generally lagged economic growth before picking up late in the fiscal year.

Changes in mortgage borrowing costs mirrored swings in the 10-year Treasury yield, an important benchmark for lending rates. During the fiscal year, the average 30-year mortgage rate got down to 5.21%, the lowest level in several decades, before ending March a little north of 5.50%. Such low rates helped push national home prices, sales volume, and ownership levels to record highs.
Refinancing activity also skyrocketed, as the Mortgage Bankers Association refinancing index vaulted to a near-record high during the fiscal year.

But while low rates and a soaring housing market have given a tremendous lift to the economy, they've been less than beneficial for investors. That's because high levels of prepayments limit returns for mortgage investors, who get their money back sooner than expected to reinvest at the new, lower rate. Mortgage bond prices also tend to lag other bonds when rates increase; instead, mortgage-backed securities such as those held by the Ginnie Mae fund tend to do best when rates are relatively stable.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               3/31/03
--------------------------------------------------------------------------------
Average Duration
(effective)                               1.7 years             1.9 years
--------------------------------------------------------------------------------
Average Life                              3.1 years             2.7 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.01%
--------------------------------------------------------------------------------
Advisor Class                                          2.76%
--------------------------------------------------------------------------------
C Class                                                2.01%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Ginnie Mae - Portfolio Commentary

PORTFOLIO STRATEGY

Overall, we have worked hard to try to limit share price volatility as interest rates change by using forward commitments. That said, our primary focus in recent months has been to position the portfolio conservatively for higher interest rates likely to result from better economic growth. To do that, we shortened the portfolio's duration, or sensitivity to interest rate changes, to
1.7 years. That's down from 1.9 years at the beginning of the fiscal year, and
2.8 years six months ago. By comparison, the index's duration as of March 31 was
2.3 years.

Having a shorter duration helps limit price declines when interest rates rise, but it also limits gains when rates fall. Because rates declined overall for the last six months or so, having a shorter duration limited fund performance relative to the index.

In addition to shortening Ginnie Mae's duration, we also worked to avoid the types of mortgages most widely held by banks. Federal Reserve statistics showed bank holdings of mortgage-backed securities (MBS) at a record high around 60% of their investment portfolios. Banks like mortgages for their attractive combination of yield and high credit quality, but they could negatively affect the market if they were to sell large portions of their MBS holdings as rates rise and MBS prices decline.

Looking forward, we continue to manage the portfolio in a manner that is consistent with the investment objective outlined in the prospectus, which is to seek high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
GNMAs                                       86.7%                 84.2%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            --                    0.1%
--------------------------------------------------------------------------------
Temporary Cash
Investments(1)                              13.3%                 15.7%
--------------------------------------------------------------------------------

(1) Includes investments segregated for forward commitments.

------

Ginnie Mae - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 86.7%

      $ 50,000,001  GNMA, 5.00%, 2/15/34
                    to 3/15/34                                   $   50,412,499
--------------------------------------------------------------------------------
       334,976,227  GNMA, 5.50%, 4/15/33
                    to 11/15/33                                     344,877,041
--------------------------------------------------------------------------------
       400,000,000  GNMA, 6.00%, settlement
                    date 4/22/04(2)                                 417,749,999
--------------------------------------------------------------------------------
        19,301,226  GNMA, 6.00%, 7/20/16
                    to 11/15/32                                      20,223,384
--------------------------------------------------------------------------------
       519,621,143  GNMA, 6.50%, 6/15/23
                    to 10/15/33                                     548,808,682
--------------------------------------------------------------------------------
       123,434,737  GNMA, 6.50%, 9/15/32(3)                         130,329,676
--------------------------------------------------------------------------------
        90,436,717  GNMA, 6.50%, 1/15/33(3)                          95,481,456
--------------------------------------------------------------------------------
       156,393,674  GNMA, 7.00%, 9/15/08
                    to 5/15/32                                      166,746,178
--------------------------------------------------------------------------------
           644,586  GNMA, 7.25%, 9/15/22
                    to 12/20/25                                         693,432
--------------------------------------------------------------------------------
        46,404,346  GNMA, 7.50%, 1/15/06
                    to 2/20/31                                       50,018,900
--------------------------------------------------------------------------------
           269,432  GNMA, 7.65%, 6/15/16
                    to 4/15/17                                          294,335
--------------------------------------------------------------------------------
           493,196  GNMA, 7.75%, 9/20/17
                    to 8/20/25                                          540,270
--------------------------------------------------------------------------------
           841,438  GNMA, 7.77%, 4/15/20
                    to 1/15/21                                          926,075
--------------------------------------------------------------------------------
           308,171  GNMA, 7.85%, 4/20/21
                    to 10/20/22                                         337,254
--------------------------------------------------------------------------------
           120,352  GNMA, 7.89%, 9/20/22                                131,723
--------------------------------------------------------------------------------
           639,560  GNMA, 7.98%, 6/15/19
                    to 6/15/19                                          705,895
--------------------------------------------------------------------------------
        10,989,764  GNMA, 8.00%, 6/15/06
                    to 7/20/30                                       12,083,000
--------------------------------------------------------------------------------
           232,478  GNMA, 8.15%, 1/15/20
                    to 2/15/21                                          257,122
--------------------------------------------------------------------------------
         2,469,244  GNMA, 8.25%, 4/15/06
                    to 5/15/27                                        2,716,495
--------------------------------------------------------------------------------
           639,706  GNMA, 8.35%, 1/15/19
                    to 12/15/20                                         710,063
--------------------------------------------------------------------------------
         9,268,500  GNMA, 8.50%, 12/15/04
                    to 12/15/30                                      10,229,636
--------------------------------------------------------------------------------
         1,321,945  GNMA, 8.75%, 1/15/17
                    to 7/15/27                                        1,470,245
--------------------------------------------------------------------------------
         7,293,912  GNMA, 9.00%, 11/15/04
                    to 1/15/25                                        8,113,587
--------------------------------------------------------------------------------
         1,056,353  GNMA, 9.25%, 7/15/16
                    to 8/15/26                                        1,177,271
--------------------------------------------------------------------------------
         2,382,131  GNMA, 9.50%, 6/15/09
                    to 7/20/25                                        2,660,232
--------------------------------------------------------------------------------
           381,844  GNMA, 9.75%, 6/15/05
                    to 11/20/21                                         415,562
--------------------------------------------------------------------------------
           753,025  GNMA, 10.00%, 11/15/09
                    to 1/20/22                                          850,753
--------------------------------------------------------------------------------
           226,213  GNMA, 10.25%, 5/15/12
                    to 3/15/19                                          256,787
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    195,862  GNMA, 10.50%, 3/15/14
                    to 3/15/21                                   $      223,287
--------------------------------------------------------------------------------
            28,466  GNMA, 10.75%, 12/15/09
                    to 3/15/10                                           31,957
--------------------------------------------------------------------------------
           428,946  GNMA, 11.00%, 12/15/09
                    to 6/15/20                                          486,504
--------------------------------------------------------------------------------
             5,544  GNMA, 11.25%, 2/20/16                                 6,325
--------------------------------------------------------------------------------
            89,659  GNMA, 11.50%, 7/15/10
                    to 8/20/19                                          102,862
--------------------------------------------------------------------------------
            50,915  GNMA, 12.00%, 10/15/10
                    to 1/15/13                                           58,266
--------------------------------------------------------------------------------
            18,136  GNMA, 12.25%, 2/15/14
                    to 5/15/15                                           20,985
--------------------------------------------------------------------------------
           133,192  GNMA, 12.50%, 5/15/10
                    to 5/15/15                                          153,561
--------------------------------------------------------------------------------
           278,713  GNMA, 13.00%, 1/15/11
                    to 8/15/15                                          326,683
--------------------------------------------------------------------------------
           113,488  GNMA, 13.50%, 5/15/10
                    to 11/15/14                                         133,324
--------------------------------------------------------------------------------
             9,638  GNMA, 13.75%, 8/15/14                                11,395
--------------------------------------------------------------------------------
             5,355  GNMA, 14.00%, 6/15/11
                    to 7/15/11                                            6,332
--------------------------------------------------------------------------------
            71,509  GNMA, 14.50%, 10/15/12
                    to 12/15/12                                          85,440
--------------------------------------------------------------------------------
           105,468  GNMA, 15.00%, 6/15/11
                    to 10/15/12                                         126,608
--------------------------------------------------------------------------------
            36,916  GNMA, 16.00%, 10/15/11
                    to 3/15/12                                           44,900
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $1,840,337,027)                                             1,871,035,981
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES(4)

           818,125  U.S. Treasury Inflation
                    Indexed Notes, 3.38%,
                    1/15/07
(Cost $872,663)                                                         901,887
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 13.3%

       150,000,000  FHLB Discount Notes,
                    0.95%, 4/22/04(3)(5)                            149,916,900
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations),
in a joint trading account at 0.93%, dated
3/31/04, due 4/1/04 (Delivery value
$50,880,314)(3)                                                      50,879,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (U.S. Treasury obligations), in a joint
trading account at 0.93%, dated 3/31/04,
due 4/1/04 (Delivery value $87,127,251)(3)                           87,125,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $287,920,875)                                                 287,920,900
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $2,129,130,565)                                            $2,159,858,768
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Ginnie Mae - Schedule of Investments

MARCH 31, 2004

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

GNMA = Government National Mortgage Association

(1) Final maturity indicated, unless otherwise noted.

(2) Forward commitment.

(3) Security, or a portion thereof, has been segregated for forward commitments.

(4) Category is less than 0.05% of investment securities.

(5) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Government Bond - Performance

TOTAL RETURNS AS OF MARCH 31, 2004
                                     ------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                          1 YEAR     5 YEARS   10 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS             2.42%      6.52%      6.56%      8.21%        5/16/80
--------------------------------------------------------------------------------
CITIGROUP TREASURY/
MORTGAGE INDEX(1)          4.21%      6.98%      7.34%      --(2)          --
--------------------------------------------------------------------------------
CITIGROUP U.S.
TREASURY 10+
YEAR INDEX(1)              6.51%      8.55%      9.17%     10.83%(3)       --
--------------------------------------------------------------------------------
Advisor Class              2.16%      6.26%       --        6.35%        10/9/97
--------------------------------------------------------------------------------

(1) When Government Bond merged with the Treasury fund in September 2002, the fund's benchmark was changed from the Salomon Long-Term Treasury Index to the Salomon Treasury/Mortgage Index to better reflect the fund's broader investment mandate. (For more information on the fund merger, see Note 8 on page 35.) In June 2003, the Salomon Long-Term Treasury Index became known as the Citigroup U.S. Treasury 10+ Year Index and the Salomon Treasury/Mortgage
    Index became known as the Citigroup Treasury/Mortgage Index.

(2) Index data not available prior to 1982.

(3) Since 5/31/80, the date nearest the Investor Class's inception for which data are available.

                                                                    (continued)

------

Government Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended March 31
--------------------------------------------------------------------------------------------------------
                  1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
--------------------------------------------------------------------------------------------------------
Investor Class    3.54%    8.42%    4.05%   11.04%    6.09%    1.51%   13.17%    3.01%   13.17%    2.42%
--------------------------------------------------------------------------------------------------------
Citigroup
Treasury/
Mortgage Index    4.93%   10.53%    4.90%   11.73%    6.57%    2.31%   12.53%    5.17%   11.06%    4.21%
--------------------------------------------------------------------------------------------------------
Citigroup
U.S. Treasury
10+ Year Index    4.67%   14.73%    2.84%   20.63%    7.09%    3.00%   12.82%    1.10%   20.45%    6.51%
--------------------------------------------------------------------------------------------------------

The charts on the performance pages give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

Government Bond - Portfolio Commentary

BY BOB GAHAGAN, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

Government Bond delivered a 2.42%* return for the fiscal year ended March 31,
2004. It was a volatile period for bonds, and virtually all of the portfolio's gains came in the first and last quarters of its fiscal year. Government Bond's broad market index--the Citigroup Treasury/Mortgage Index--returned 4.21% for the period.

Government Bond's defensive positioning was a key reason for its underperformance versus the benchmark (see Portfolio Strategy for details).

ECONOMIC AND MARKET REVIEW

The U.S. bond market offered positive returns overall during the fiscal year, in spite of a pickup in economic growth. U.S. stock markets soared as the economy grew at a 6.1% annualized rate in the second half of 2003. The S&P 500 Index jumped 35.12% for the fiscal year.

Meanwhile, the yield on the Treasury's benchmark 10-year note rose only four basis points, from 3.80% to 3.84%. But that change gives little indication of the roller-coaster ride bond yields took during the fiscal year. Government bonds started off strong from April through the middle of June, when the yield on the 10-year Treasury note plummeted to a 45-year low of 3.11%. The bond market rallied as the possibility of deflation reared its head and the Federal
Reserve (the Fed) prepared to cut interest rates to a low of 1.00%. Less than three months later, the note's yield jumped to 4.60%--its peak for the period--when signs of stronger economic growth appeared. The final months of
2003 were tough on government bonds. Treasury and agency securities underperformed in the fourth quarter as manufacturing picked up steam, unemployment fell, and the economic outlook generally improved.

But the bond market's fortunes began to change again in the early months of 2004 as employment data refused to improve significantly. Inflation remained low, allowing the Fed to hold its overnight interest rate target at 1.00%, helping to keep bond yields under control. As a result, bonds posted healthy gains in the first quarter of the year. Treasury bonds benefited from heavy demand from foreign central banks--most notably Asian central banks--which snapped up billions of dollars in currency markets to support the U.S. dollar against the yen and other Asian currencies.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               3/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  3.6 years             3.4 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               3.4 years             2.8 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         2.03%
--------------------------------------------------------------------------------
Advisor Class                                          1.78%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Government Bond - Portfolio Commentary

For the fiscal year, 30-year Treasurys led the government bond market, returning
5.95%. The 10-year Treasury note returned 4.84%, and the 5-year T-note returned
4.34%. Overall, Treasurys returned 4.34%, according to Lehman Brothers. Agency bonds and mortgage-backed securities (MBS) were not far behind, returning 4.09%
and 4.08%, respectively, according to Lehman.

PORTFOLIO STRATEGY

One important reason for Government Bond's underperformance versus its benchmark was its short-duration position. Remember, the shorter a fund's duration, the less its price will respond to interest rate changes. With rates at historic lows, we worked to keep the portfolio's sensitivity to interest rates low, in anticipation of stronger economic growth and rising interest rates. The portfolio's effective duration was about a third of a year shorter than that of its benchmark index at the end of the period. While the shorter duration prevented Government Bond from benefiting fully when the bond market rallied in the second quarter of 2003 and again in the first quarter of 2004, it also cushioned the portfolio to some extent when bond prices fell during the rest of the period.

Looking at sector weightings, the chart below shows that the portfolio's position in Treasury securities dropped from 43.9% to 11.8% between September
2003 and March 2004. We cut the portfolio's Treasury holdings because we expected them to underperform when interest rates rose. We bought attractively priced MBS in the first quarter of 2004, increasing the portfolio's holdings from 22.5% to 32.8%. We also bought short-term callable agency securities, which offered additional yield, increasing the portfolio's agency weighting from 6.3%
in September to nearly 25.1% at the end of March.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                  32.8%                 22.5%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                           25.1%                  6.3%
--------------------------------------------------------------------------------
U.S. Treasury Securities                    11.8%                 43.9%
--------------------------------------------------------------------------------
U.S. Government Agency
Collateralized Mortgage
Obligations                                 10.0%                 14.3%
--------------------------------------------------------------------------------
U.S. Government Agency
Asset-Backed Securities                      2.5%                  3.5%
--------------------------------------------------------------------------------
Temporary Cash
Investments(1)                              17.8%                  9.5%
--------------------------------------------------------------------------------

(1) Includes investments segregated for when-issued securities and/or forward commitments.

------

Government Bond - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 32.8%

      $  8,747,676  FHLMC, 5.00%, 8/1/33(2)                        $  8,797,870
--------------------------------------------------------------------------------
         2,155,510  FNMA, 6.00%, 2/1/32                               2,244,353
--------------------------------------------------------------------------------
         2,603,259  FNMA, 6.50%, 3/1/32                               2,735,038
--------------------------------------------------------------------------------
         2,977,905  FNMA, 7.00%, 6/1/32                               3,160,180
--------------------------------------------------------------------------------
         3,731,546  FNMA, 6.50%, 8/1/32                               3,920,564
--------------------------------------------------------------------------------
         4,084,182  FNMA, 6.00%, 7/1/33                               4,252,520
--------------------------------------------------------------------------------
        13,393,142  FNMA, 6.00%, 10/1/33                             13,945,168
--------------------------------------------------------------------------------
        13,661,990  FNMA, 6.00%, 10/1/33                             14,225,095
--------------------------------------------------------------------------------
        54,987,700  FNMA, 5.00%, settlement date
                    4/20/04, 5.00%, 4/15/19(3)                       56,534,229
--------------------------------------------------------------------------------
       108,000,000  FNMA, 5.50%, settlement date
                    4/15/04(3)                                      110,666,351
--------------------------------------------------------------------------------
         1,535,000  FNMA, 5.50%, settlement date
                    4/20/04(3)                                        1,599,278
--------------------------------------------------------------------------------
         5,550,000  FNMA, 6.00%, settlement date
                    4/15/04(3)                                        5,777,206
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $227,141,829)                                                 227,857,852
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 25.1%

         4,650,000  FHLB, 2.20%, 2/27/06                              4,679,741
--------------------------------------------------------------------------------
        12,000,000  FHLB, 5.125%, 3/6/06                             12,782,544
--------------------------------------------------------------------------------
         5,000,000  FHLB, 2.50%, 5/26/06                              5,009,580
--------------------------------------------------------------------------------
        24,000,000  FHLMC, 2.875%, 11/3/06(4)                        24,176,832
--------------------------------------------------------------------------------
        20,000,000  FHLMC, 2.85%, 2/23/07                            20,261,460
--------------------------------------------------------------------------------
         3,600,000  FHLMC, 3.25%, 2/25/08                             3,623,504
--------------------------------------------------------------------------------
        20,000,000  FHLMC, 3.875%, 1/12/09                           20,376,020
--------------------------------------------------------------------------------
        13,100,000  FHLMC, 3.375%, 4/15/09                           13,266,488
--------------------------------------------------------------------------------
         9,100,000  FNMA, 2.625%, 1/19/07                             9,130,713
--------------------------------------------------------------------------------
         5,000,000  FNMA, 2.50%, 7/16/07                              5,008,185
--------------------------------------------------------------------------------
        25,000,000  FNMA, 3.50%, 1/28/08(4)                          25,245,750
--------------------------------------------------------------------------------
        30,000,000  FNMA, 3.375%, 12/15/08(4)                        30,519,270
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $172,718,956)                                                 174,080,087
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 11.8%

         8,200,000  U.S. Treasury Bonds, 11.25%,
                    2/15/15                                          13,483,875
--------------------------------------------------------------------------------
         4,164,000  U.S. Treasury Bonds, 8.875%,
                    8/15/17                                           6,102,863
--------------------------------------------------------------------------------
        11,000,000  U.S. Treasury Bonds, 7.25%,
                    8/15/22                                          14,454,693
--------------------------------------------------------------------------------
         5,700,000  U.S. Treasury Bonds, 7.625%,
                    11/15/22                                          7,771,374
--------------------------------------------------------------------------------
         8,200,000  U.S. Treasury Bonds, 5.50%,
                    8/15/28                                           8,946,651
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $  5,500,000  U.S. Treasury Notes, 3.50%,
                    11/15/06(5)                                    $  5,734,399
--------------------------------------------------------------------------------
        25,600,000  U.S. Treasury Notes, 2.625%,
                    3/15/09(4)                                       25,424,025
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $78,520,717)                                                   81,917,880
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) -- 10.0%

         7,286,307  FHLMC, Series 2574,
                    Class JM SEQ, 5.00%,
                    12/15/22                                          7,518,426
--------------------------------------------------------------------------------
         8,740,272  FHLMC, Series 2625,
                    Class FJ SEQ, VRN, 1.39%,
                    7/15/17, resets monthly off
                    the 1-month LIBOR plus
                    0.30% with no caps                                8,731,086
--------------------------------------------------------------------------------
         9,266,514  FHLMC, Series 2630,
                    Class FJ, VRN, 1.44%,
                    6/15/18, resets monthly off
                    the 1-month LIBOR plus
                    0.35% with no caps                                9,266,653
--------------------------------------------------------------------------------
        13,829,503  FNMA Whole Loan, Series
                    2004 W1, Class 1A1 SEQ,
                    3.27%, 11/25/43                                  13,957,038
--------------------------------------------------------------------------------
         7,585,154  FNMA, Series 2002-87,
                    Class AM SEQ, 5.50%, 6/25/31                      7,747,332
--------------------------------------------------------------------------------
         8,887,161  FNMA, Series 2003-42,
                    Class FK, VRN, 1.49%,
                    11/25/22, resets monthly off
                    the 1-month LIBOR plus
                    0.40% with no caps                                8,894,306
--------------------------------------------------------------------------------
        13,236,139  FNMA, Series 2003-52,
                    Class KF SEQ, VRN, 1.49%,
                    7/25/17, resets monthly off
                    the 1-month LIBOR plus
                    0.40% with no caps                               13,252,525
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $69,331,101)                                                   69,367,366
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES(1) -- 2.5%

         4,938,405  FHLMC, Series T35, Class A,
                    VRN, 1.23%, 4/25/04, resets
                    monthly off the 1-month
                    LIBOR plus 0.14% with
                    no caps                                           4,944,830
--------------------------------------------------------------------------------
        12,496,365  FHLMC, Series T21, Class A,
                    VRN, 1.27%, 4/25/04, resets
                    monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps                                          12,514,697
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES
(Cost $17,451,229)                                                   17,459,527
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Government Bond - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 17.8%

      $100,040,000  FNMA Discount Notes, 0.98%,
                    4/1/04(4)(6)                                   $100,040,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (U.S. Treasury obligations), in a joint
trading account at 0.93%, dated 3/31/04,
due 4/1/04 (Delivery value $23,925,618)                              23,925,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $123,965,000)                                                 123,965,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $689,128,832)                                                $694,647,712
================================================================================

                                                                       Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(7)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank AG,
(U.S. Treasury obligations), 1.04%, dated
3/31/04, due 4/1/04 (Delivery value
$5,376,475)
(Cost $5,376,320)                                                    $5,376,320
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective March 31, 2004.

(1) Final maturity indicated, unless otherwise noted.

(2) When-issued security.

(3) Forward commitment.

(4) Security, or a portion thereof, has been segregated for a when-issued security and/or forward commitment.

(5) Security, or a portion thereof, was on loan as of March 31, 2004.

(6) The rate indicated is the yield to maturity at purchase.

(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Performance

TOTAL RETURNS AS OF MARCH 31, 2004
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                  1 YEAR      5 YEARS    INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                    10.04%       9.66%       7.38%         2/10/97
--------------------------------------------------------------------------------
CITIGROUP U.S.
INFLATION-LINKED
SECURITIES INDEX(1)               10.83%      10.55%       8.33%(2)        --
--------------------------------------------------------------------------------
Institutional Class               10.24%        --         9.24%         10/1/02
--------------------------------------------------------------------------------
Advisor Class                      9.78%       9.39%       8.41%         6/15/98
--------------------------------------------------------------------------------

(1) In June 2003, the Salomon U.S. Inflation-Linked Index, the fund's benchmark since inception, became known as the Citigroup U.S. Inflation-Linked
    Securities Index.

(2) Since 2/28/97, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 10, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended March 31
-------------------------------------------------------------------------------------
                     1997*   1998    1999    2000     2001    2002     2003     2004
-------------------------------------------------------------------------------------
Investor Class      -1.98%   3.45%   3.37%   5.52%   12.62%   4.16%   16.42%   10.04%
-------------------------------------------------------------------------------------
Citigroup U.S.
Inflation-Linked
Securities Index    -1.37%   3.93%   4.11%   6.39%   13.54%   4.37%   18.20%   10.83%
-------------------------------------------------------------------------------------

*From 2/10/97, the Investor Class's inception date. Index data from 2/28/97, the date nearest the Investor Class's inception for which data are available.
 Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

Inflation-Adjusted Bond - Portfolio Commentary

BY CASEY COLTON, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

For the fiscal year, Inflation-Adjusted Bond returned 10.04%*, compared with the
10.83% return of the Citigroup U.S. Inflation-Linked Securities Index, whose returns are not reduced by management fees. The portfolio also lagged its benchmark because Inflation-Adjusted Bond was positioned conservatively, as we worked to prepare it for an increase in economic growth, inflation, and interest rates.

Overall, inflation-protected bonds enjoyed an excellent year, finishing ahead of all the major U.S. bond sectors save the riskiest high-yield debt during the 12 months ended March 31. In addition, inflation-indexed securities remained the best-performing broad segment of the entire domestic bond market for the three-
and five-year periods ended March 31, 2004.

ECONOMIC AND MARKET REVIEW

The yield on the benchmark 10-year Treasury note began and ended the fiscal year around 3.80%, but in between dipped as low as 3.11% (a 45-year low) and shot as high as 4.60%. Those big swings can be attributed to conflicting economic data.
The economy grew at the fastest pace in nearly 20 years during the nine months ended in March; however, inflation and job gains generally lagged economic growth before picking up late in the fiscal year.

Though inflation at the consumer level--as measured by the government's consumer price index--has remained low by historical standards, inflationary pressures are building in the form of higher prices for raw materials. For example, the
Goldman Sachs Commodity Price Index surged more than 20% over the course of the
12 months, ending March only a handful of percentage points short of the highest reading in the index's 34-year history. Strong demand out of rapidly growing emerging economies such as China are pumping up prices for raw materials, sending many commodities to the highest levels in years.

The stellar returns of inflation-adjusted securities in recent years also signal concern among bond investors about inflation. One measure of the bond market's future inflation expectations is the difference in yield between inflation-adjusted and traditional Treasury bonds. The wider the gap--called the
"breakeven rate"--the more inflation bond investors are pricing in to the market, and the better inflation-adjusted bonds do relative to plain-vanilla
Treasurys. Breakeven rates increased substantially over the course of the fiscal year.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               3/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                 10.7 years            12.4 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               5.3 years             4.3 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         5.07%
--------------------------------------------------------------------------------
Institutional Class                                    5.27%
--------------------------------------------------------------------------------
Advisor Class                                          4.82%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Inflation-Adjusted Bond - Portfolio Commentary

PORTFOLIO STRATEGY

In terms of the portfolio, we began to position Inflation-Adjusted Bond for higher interest rates likely in 2004 if the economy continues to improve, inflation pressure mounts, and the Federal Reserve eventually begins to hike short-term interest rates. One way we did that was by carefully managing portfolio duration--or sensitivity to interest rate changes--relative to the fund's benchmark. At the end of March, Inflation-Adjusted Bond had an effective duration of 5.3 years, compared with 5.6 years for the index. Because interest rates declined and bonds rallied for much of the last half of the fiscal year, this positioning limited fund performance relative to the benchmark.

In terms of security selection, we continued our underweight of the very shortest- and longest-term inflation-linked Treasurys.

It's also worth noting that with demand for inflation-protected securities running strong, corporations and U.S. government agencies began in late 2003 to issue inflation-backed bonds in a meaningful way for the first time since 1997.
We broadened the portfolio's investment focus years ago to include these securities in anticipation of this development. To date, however, we haven't incorporated any of these new issues into the portfolio because we think they're too richly priced. Nevertheless, we're excited about this opportunity to enhance performance for shareholders, and we'll continue to assess the relative attractiveness of these bonds going forward.

Looking ahead, we'll continue to manage Inflation-Adjusted Bond in line with the investment objective outlined in the prospectus, which is to provide total return and inflation protection consistent with an investment in inflation-protected securities. That said, the fund is not ideally suited to serve as an income investment because its yield will fluctuate with changes in inflation. In addition, because the inflation adjustment is embedded in fund dividends, shareholders must reinvest their dividends to realize the inflation protection an investment in the fund is intended to provide.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
0 - 5-Year Notes(1)                         31.7%                 23.8%
--------------------------------------------------------------------------------
5 - 10-Year Notes                           45.1%                 45.4%
--------------------------------------------------------------------------------
10 - 30-Year Bonds                          23.2%                 30.8%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments.

------

Inflation-Adjusted Bond - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 99.4%

      $ 52,091,585  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28                         $ 68,659,157
--------------------------------------------------------------------------------
        57,502,210  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                           79,353,049
--------------------------------------------------------------------------------
            98,175  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/07                              108,226
--------------------------------------------------------------------------------
       126,309,036  U.S. Treasury Inflation Indexed
                    Notes, 3.625%, 1/15/08                          142,995,726
--------------------------------------------------------------------------------
        48,302,470  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09                           56,127,132
--------------------------------------------------------------------------------
        33,920,492  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                            40,675,453
--------------------------------------------------------------------------------
        31,704,816  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                            36,985,665
--------------------------------------------------------------------------------
        11,471,240  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12                           13,379,687
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 60,041,421  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12                          $ 68,360,460
--------------------------------------------------------------------------------
       125,520,900  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13                          130,811,481
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $585,081,929)                                                 637,456,036
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.6%

Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations),
in a joint trading account at 0.93%, dated
3/31/04, due 4/1/04 (Delivery value
$3,903,101)
(Cost $3,903,000)                                                     3,903,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $588,984,929)                                                $641,359,036
================================================================================

See Notes to Financial Statements.

------

Short-Term Government - Performance

TOTAL RETURNS AS OF MARCH 31, 2004
                                     ------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                           1 YEAR    5 YEARS   10 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS              1.40%     4.64%      5.07%      6.50%       12/15/82
--------------------------------------------------------------------------------
CITIGROUP U.S.
TREASURY/AGENCY
1- TO 3-YEAR INDEX(1)       2.45%     5.62%      5.91%      7.59%(2)       --
--------------------------------------------------------------------------------
Advisor Class               1.15%     4.38%       --        4.41%         7/8/98
--------------------------------------------------------------------------------

(1) In June 2003, the Salomon 1- to 3-Year Treasury/Agency Index, the fund's benchmark since inception, became known as the Citigroup U.S.
    Treasury/Agency 1- to 3-Year Index.

(2) Since 12/31/82, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended March 31
-----------------------------------------------------------------------------------------------
                  1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
-----------------------------------------------------------------------------------------------
Investor Class    3.74%   7.05%   4.69%   6.66%   5.39%   2.51%   9.25%   4.68%   5.52%   1.40%
-----------------------------------------------------------------------------------------------
Citigroup U.S.
Treasury/Agency
1- to 3-Year
Index             4.36%   7.67%   5.39%   7.49%   6.09%   3.72%   9.77%   5.61%   6.71%   2.45%
-----------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

Short-Term Government - Portfolio Commentary

BY HANDO AGUILAR, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

Short-Term Government served up a 1.40%* return for the fiscal year ended March
31, 2004. It was a volatile period for bonds, and most of the portfolio's gains came in the first and last quarters of its fiscal year. Short-Term Government's benchmark--the Citigroup U.S. Treasury/Agency 1- to 3-Year Index--returned 2.45%
for the period.

ECONOMIC AND MARKET REVIEW

The U.S. bond market offered positive returns overall during the fiscal year, in spite of a pickup in economic growth. U.S. stock markets soared as the economy grew at a 6.1% annualized rate in the second half of 2003. The S&P 500 Index jumped 35.12% for the fiscal year.

Meanwhile, the yield on the Treasury's benchmark 10-year note rose only four basis points, from 3.80% to 3.84%. But that change gives little indication of the roller-coaster ride bond yields took during the fiscal year. Government bonds started off strong from April through the middle of June, when the yield on the 10-year Treasury note plummeted to a 45-year low of 3.11%. Bonds rallied as the possibility of deflation reared its head and the Federal Reserve (the
Fed) prepared to cut interest rates to a low of 1.00%. Less than three months later, the note's yield jumped to 4.60%--its peak for the period--when signs of stronger economic growth appeared. The final months of 2003 were tough on government bonds. Treasury and agency securities underperformed in the fourth quarter as manufacturing picked up steam, unemployment fell, and the economic outlook generally improved.

But the bond market's fortunes began to change again in the early months of 2004 as employment data refused to improve significantly. Inflation remained low, allowing the Fed to hold its overnight interest rate target at 1.00%, helping to keep bond yields under control. As a result, bonds posted healthy gains in the first quarter of the year. Treasury bonds benefited from heavy demand from foreign central banks--most notably Asian central banks--which snapped up billions of dollars in currency markets to support the U.S. dollar against the yen and other Asian currencies.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               3/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  2.1 years             2.1 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               1.6 years             1.4 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         1.42%
--------------------------------------------------------------------------------
Advisor Class                                          1.18%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Short-Term Government - Portfolio Commentary

According to Lehman Brothers index returns, 30-year Treasurys led the government bond market for the fiscal year, returning 5.95%. The 10-year Treasury note returned 4.84%, and the 2-year T-note returned 2.64%. Overall, Treasurys returned 4.34%. Agency bonds and mortgage-backed securities (MBS) were not far behind, returning 4.09% and 4.08%, respectively, according to Lehman.

PORTFOLIO STRATEGY

An overriding theme during the period--and a key reason for Short-Term
Government's underperformance versus its benchmark--was its short-duration position. Remember, the shorter a fund's duration, the less its price will respond to interest rate changes. With rates at historic lows, we worked to keep the portfolio's sensitivity to interest rates low, in anticipation of stronger economic growth and rising interest rates. The portfolio's duration was about 3 months shorter than that of its benchmark index at the end of the period. While this short duration position hampered Short-Term Government's returns when the bond market rallied in the second quarter of 2003 and again in the first quarter of 2004, it also helped limit portfolio losses to some extent when bond prices fell during the rest of the period.

Looking at sector weightings, the chart below shows that the portfolio's position in Treasury securities dropped from 56.6% to 11.1% between September
2003 and March 2004. We cut the portfolio's Treasury holdings because we expected them to underperform when interest rates rose. We bought attractively priced mortgage-backed securities, including MBS and CMOs (collateralized mortgage obligations) in the first quarter of 2004, increasing the portfolio's holdings from 21.3% to 42.5%. We also bought short-term callable agency securities, which offered additional yield, increasing the portfolio's agency weighting from 6.2% in September to 27.9% at the end of March.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                           27.9%                  6.2%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                  22.2%                  6.9%
--------------------------------------------------------------------------------
Collateralized Mortgage
Obligations                                 20.3%                 14.4%
--------------------------------------------------------------------------------
U.S. Treasury Securities                    11.1%                 56.6%
--------------------------------------------------------------------------------
Asset-Backed Securities                      9.4%                 12.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  9.1%                  3.7%
--------------------------------------------------------------------------------

------

Short-Term Government - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 27.9%

      $ 30,500,000  FHLB, 5.125%, 3/6/06                         $   32,488,966
--------------------------------------------------------------------------------
        25,000,000  FHLB, 1.875%, 6/15/06                            25,023,550
--------------------------------------------------------------------------------
        16,000,000  FHLMC, 7.00%, 7/15/05                            17,153,520
--------------------------------------------------------------------------------
        40,000,000  FHLMC, 1.50%, 8/15/05                            40,035,200
--------------------------------------------------------------------------------
        30,500,000  FHLMC, 2.125%, 11/15/05                          30,789,018
--------------------------------------------------------------------------------
        30,000,000  FHLMC, 5.25%, 1/15/06                            31,902,120
--------------------------------------------------------------------------------
        20,000,000  FNMA, 1.60%, 7/8/05                              20,000,500
--------------------------------------------------------------------------------
        31,200,000  FNMA, 1.875%, 9/15/05                            31,386,576
--------------------------------------------------------------------------------
        52,145,000  FNMA, 6.00%, 12/15/05(1)                         56,061,247
--------------------------------------------------------------------------------
        32,000,000  FNMA, 5.25%, 6/15/06                             34,352,448
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $317,165,889)                                                 319,193,145
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(2) -- 20.3%

        10,000,000  Banc of America
                    Commercial Mortgage Inc.,
                    Series 2004-1, Class A1
                    SEQ, 3.16%, 11/10/39                             10,100,000
--------------------------------------------------------------------------------
       100,943,934  Commercial Mortgage
                    Acceptance Corp. STRIPS --
                    INTEREST, Series 1998 C2,
                    Class X, VRN, 1.18%,
                    9/15/30                                           4,409,231
--------------------------------------------------------------------------------
        10,929,460  FHLMC, Series 2574,
                    Class JM SEQ, 5.00%,
                    12/15/22                                         11,277,640
--------------------------------------------------------------------------------
        16,857,142  FHLMC, Series 2624,
                    Class FE SEQ, VRN, 1.39%,
                    10/15/17, resets monthly
                    off the 1-month LIBOR plus
                    0.30% with no caps                               16,826,698
--------------------------------------------------------------------------------
        14,858,462  FHLMC, Series 2625,
                    Class FJ SEQ, VRN, 1.39%,
                    7/15/17, resets monthly off
                    the 1-month LIBOR plus
                    0.30% with no caps                               14,842,845
--------------------------------------------------------------------------------
        13,899,770  FHLMC, Series 2630,
                    Class FJ, VRN, 1.44%,
                    6/15/18, resets monthly off
                    the 1-month LIBOR plus
                    0.35% with no caps                               13,899,979
--------------------------------------------------------------------------------
         7,292,281  First Union National Bank
                    Commercial Mortgage,
                    Series 2001 C3, Class A1
                    SEQ, 5.20%, 8/15/33                               7,580,275
--------------------------------------------------------------------------------
        14,900,000  FNMA, Series 2002-59,
                    Class B SEQ, 5.50%,
                    9/25/17                                          15,572,765
--------------------------------------------------------------------------------
        30,000,000  FNMA, Series 2002-74,
                    Class PB, 5.00%, 9/25/11                         30,616,109
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 17,528,766  FNMA STRIPS -- INTEREST,
                    Series 2002 T7, Class S1,
                    5.25%, 5/25/05                               $      832,091
--------------------------------------------------------------------------------
        48,607,087  FNMA Whole Loan, Series
                    2004 W1, Class 1A1 SEQ,
                    3.27%, 11/25/43                                  49,055,341
--------------------------------------------------------------------------------
        13,330,742  FNMA, Series 2003-42,
                    Class FK, VRN, 1.49%,
                    11/25/22, resets monthly
                    off the 1-month LIBOR
                    plus 0.40% with no caps                          13,341,459
--------------------------------------------------------------------------------
        22,060,231  FNMA, Series 2003-52,
                    Class KF SEQ, VRN, 1.49%,
                    7/25/17, resets monthly
                    off the 1-month LIBOR
                    plus 0.40% with no caps                          22,087,542
--------------------------------------------------------------------------------
        26,983,924  GMAC Commercial Mortgage
                    Securities Inc. STRIPS --
                    INTEREST, Series 2000 C3,
                    Class X, VRN, 1.35%,
                    4/1/04 (Acquired 2/22/02,
                    Cost $1,856,199)(3)                               1,683,959
--------------------------------------------------------------------------------
        10,000,000  J.P. Morgan Chase
                    Commercial Mortgage
                    Securities Corp., Series
                    2002 FL1A, Class A2, VRN,
                    1.53%, 4/14/04, resets
                    monthly off the 1-month
                    LIBOR plus 0.44% with no
                    caps (Acquired 4/3/02,
                    Cost $10,000,000)(3)                             10,004,700
--------------------------------------------------------------------------------
         9,879,341  Morgan Stanley Capital I,
                    Series 2004 T13, Class A1
                    SEQ, 2.85%, 9/13/45                               9,958,090
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $231,021,304)                                                 232,088,724
--------------------------------------------------------------------------------
FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(2) -- 20.0%

           768,729  FHLMC, 6.50%, 1/1/11                                818,853
--------------------------------------------------------------------------------
         1,356,538  FHLMC, 6.50%, 5/1/11                              1,444,326
--------------------------------------------------------------------------------
         1,089,127  FHLMC, 6.50%, 12/1/12                             1,158,345
--------------------------------------------------------------------------------
         3,137,301  FHLMC, 6.00%, 2/1/13                              3,311,149
--------------------------------------------------------------------------------
           125,442  FHLMC, 7.00%, 11/1/13                               134,131
--------------------------------------------------------------------------------
           133,273  FHLMC, 7.00%, 12/1/14                               142,497
--------------------------------------------------------------------------------
         4,898,723  FHLMC, 6.00%, 1/1/15                              5,168,829
--------------------------------------------------------------------------------
         2,038,471  FHLMC, 7.50%, 5/1/16                              2,181,516
--------------------------------------------------------------------------------
         3,979,800  FHLMC, 5.50%, 11/1/17                             4,151,481
--------------------------------------------------------------------------------
        64,252,865  FHLMC, 5.00%, 1/1/19(1)                          66,131,876
--------------------------------------------------------------------------------
       100,000,000  FNMA, 5.00%, settlement
                    date 4/20/04(4)                                 102,812,494
--------------------------------------------------------------------------------
            94,032  FNMA, 8.00%, 5/1/12                                 101,052
--------------------------------------------------------------------------------
         4,462,052  FNMA, 6.50%, 1/1/13                               4,751,216
--------------------------------------------------------------------------------
            49,832  FNMA, 6.50%, 3/1/13                                  53,077
--------------------------------------------------------------------------------
           478,130  FNMA, 6.00%, 6/1/13                                 504,460
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $     49,453  FNMA, 6.50%, 6/1/13                          $       52,662
--------------------------------------------------------------------------------
           119,029  FNMA, 6.00%, 1/1/14                                 125,579
--------------------------------------------------------------------------------
         1,116,933  FNMA, 6.00%, 7/1/14                               1,177,952
--------------------------------------------------------------------------------
         2,046,561  FNMA, 5.50%, 4/1/16                               2,134,542
--------------------------------------------------------------------------------
        15,968,809  FNMA, 5.50%, 2/1/19                              16,649,479
--------------------------------------------------------------------------------
         1,238,893  FNMA, 7.00%, 5/1/32                               1,314,724
--------------------------------------------------------------------------------
         1,508,397  FNMA, 7.00%, 5/1/32                               1,600,725
--------------------------------------------------------------------------------
         6,011,261  FNMA, 7.00%, 6/1/32                               6,379,204
--------------------------------------------------------------------------------
         1,306,531  FNMA, 7.00%, 6/1/32                               1,386,532
--------------------------------------------------------------------------------
         3,547,853  FNMA, 7.00%, 8/1/32                               3,765,013
--------------------------------------------------------------------------------
            45,975  GNMA, 5.50%, 1/20/09                                 48,255
--------------------------------------------------------------------------------
            33,040  GNMA, 9.00%, 12/20/16                                36,810
--------------------------------------------------------------------------------
           148,763  GNMA, 9.00%, 8/20/17                                165,911
--------------------------------------------------------------------------------
            50,810  GNMA, 9.50%, 11/20/19                                56,744
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $225,640,823)                                                 227,759,434
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 10.9%

        14,300,000  U.S. Treasury Bonds,
                    14.00%, 11/15/06(5)                              18,731,885
--------------------------------------------------------------------------------
        11,246,000  U.S. Treasury Notes,
                    1.625%, 4/30/05                                  11,303,557
--------------------------------------------------------------------------------
        10,000,000  U.S. Treasury Notes,
                    1.25%, 5/31/05                                   10,009,380
--------------------------------------------------------------------------------
         7,500,000  U.S. Treasury Notes,
                    1.125%, 6/30/05(5)                                7,494,143
--------------------------------------------------------------------------------
        40,000,000  U.S. Treasury Notes,
                    6.50%, 8/15/05                                   42,853,159
--------------------------------------------------------------------------------
         8,000,000  U.S. Treasury Notes,
                    7.00%, 7/15/06                                    8,951,256
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Notes,
                    2.625%, 3/15/09                                  24,828,150
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $123,776,707)                                                 124,171,530
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(2) -- 9.4%

         8,200,000  Ameriquest Mortgage
                    Securities Inc., Series
                    2003-5, Class A3 SEQ,
                    3.03%, 7/25/33                                    8,280,393
--------------------------------------------------------------------------------
        10,430,604  Ameriquest Mortgage
                    Securities Inc., Series
                    2003-8, Class AV2, VRN,
                    1.52%, 10/25/33, resets
                    monthly off the 1-month
                    LIBOR plus 0.43% with
                    no caps                                          10,468,061
--------------------------------------------------------------------------------
         3,500,000  Argent Securities Inc.,
                    Series 2003 W3, Class AF3
                    SEQ, 3.99%, 9/25/30                               3,611,622
--------------------------------------------------------------------------------
           724,691  Asset Backed Funding Corp.
                    Non-Improvement Trust,
                    Series 2003-1, Class N1,
                    6.90%, 7/26/33                                      727,431
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 10,000,000  Bayview Financial Acquisition
                    Trust, Series 2002 BA,
                    Class A1, VRN, 1.59%,
                    3/25/35, resets monthly off
                    the 1-month LIBOR plus
                    0.50% with no caps
                    (Acquired 3/26/02, Cost
                    $10,000,000)(3)                              $   10,038,930
--------------------------------------------------------------------------------
           697,705  Chase Mortgage Finance
                    Corp., Series 2002 A1,
                    Class 2A1, VRN, 6.20%,
                    12/25/29                                            700,304
--------------------------------------------------------------------------------
        10,400,000  Contimortgage Home Equity
                    Loan Trust, Series 1998-2,
                    Class A7, 6.57%, 3/15/23                         10,539,901
--------------------------------------------------------------------------------
         1,083,176  Ford Credit Auto Trust,
                    Series 2001 E, Class A3
                    SEQ, VRN, 1.23%, 3/15/05,
                    resets monthly off the
                    1-month LIBOR plus 0.14%
                    with no caps                                      1,083,916
--------------------------------------------------------------------------------
         1,945,372  IndyMac NIM Trust SPMD,
                    Series 2002 B, VRN, 1.57%,
                    11/25/32, resets monthly
                    off the 1-month LIBOR plus
                    0.38% with no caps
                    (AMBAC) (Radian) (Acquired
                    10/4/02, Cost $1,945,372)(3)                      1,947,475
--------------------------------------------------------------------------------
        11,579,799  Long Beach Mortgage Loan
                    Trust, Series 2003-3, Class A,
                    VRN, 1.41%, 7/25/33, resets
                    monthly off the 1-month
                    LIBOR plus 0.32% with
                    no caps                                          11,613,195
--------------------------------------------------------------------------------
         3,458,154  Morgan Stanley Capital I,
                    Series 2002-NC2, Class A2,
                    VRN, 1.43%, 4/25/32,
                    resets monthly off the
                    1-month LIBOR plus 0.34%
                    with no caps                                      3,470,542
--------------------------------------------------------------------------------
        18,946,647  Public Service New
                    Hampshire Funding LLC,
                    Series 2001-1, Class A2
                    SEQ, 5.73%, 11/1/10                              20,483,560
--------------------------------------------------------------------------------
         6,000,000  Residential Asset Mortgage
                    Products Inc., Series
                    2003 RZ4, Class A4 SEQ,
                    4.04%, 12/25/30                                   6,140,556
--------------------------------------------------------------------------------
         4,900,000  Residential Asset Securities
                    Corp., Series 2004 KS1,
                    Class AI2, 2.46%, 9/25/25                         4,915,558
--------------------------------------------------------------------------------
         7,800,000  Residential Asset Securities
                    Corp., Series 2004 KS1,
                    Class AI3 AFC, 2.95%,
                    9/25/28                                           7,844,663
--------------------------------------------------------------------------------
         5,540,000  Saxon Asset Securities Trust,
                    Series 2003-3, Class AF3,
                    3.60%, 12/25/33                                   5,667,592
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $106,925,602)                                                 107,533,699
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(6) -- 4.4%

      $ 15,000,000  Tannehill Capital Co. LLC,
                    1.03%, 4/16/04 (Acquired
                    3/16/04, Cost $14,986,696)(3)                $   14,993,130
--------------------------------------------------------------------------------
        35,102,000  Thunder Bay Funding Inc.,
                    1.03%, 4/15/04 (Acquired
                    3/16/04, Cost $35,072,017)(3)                    35,086,941
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $50,081,570)                                                   50,080,071
--------------------------------------------------------------------------------
ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE SECURITIES(2) -- 2.2%

            28,530  FHLMC, 4.97%, 8/1/18                                 29,161
--------------------------------------------------------------------------------
           127,176  FHLMC, 3.11%, 11/1/18                               129,212
--------------------------------------------------------------------------------
           518,490  FHLMC, 3.09%, 9/1/20                                536,174
--------------------------------------------------------------------------------
           195,987  FHLMC, 3.375%, 1/1/21                               200,017
--------------------------------------------------------------------------------
            47,398  FHLMC, 4.61%, 6/1/21                                 48,435
--------------------------------------------------------------------------------
            77,792  FHLMC, 3.51%, 3/1/24                                 79,216
--------------------------------------------------------------------------------
            20,492  FNMA, 7.49%, 8/1/14                                  21,433
--------------------------------------------------------------------------------
           134,077  FNMA, 3.125%, 4/1/16                                134,864
--------------------------------------------------------------------------------
           102,303  FNMA, 3.02%, 8/1/16                                 105,376
--------------------------------------------------------------------------------
            95,346  FNMA, 4.05%, 1/1/17                                  98,410
--------------------------------------------------------------------------------
           393,026  FNMA, 5.67%, 5/1/17                                 393,679
--------------------------------------------------------------------------------
           262,043  FNMA, 5.16%, 7/1/17                                 273,987
--------------------------------------------------------------------------------
            98,924  FNMA, 5.38%, 7/1/17                                 101,863
--------------------------------------------------------------------------------
           232,584  FNMA, 2.97%, 2/1/18                                 238,719
--------------------------------------------------------------------------------
           126,916  FNMA, 3.25%, 2/1/18                                 131,152
--------------------------------------------------------------------------------
            84,303  FNMA, 3.08%, 5/1/18                                  86,804
--------------------------------------------------------------------------------
            86,064  FNMA, 3.15%, 6/1/18                                  87,171
--------------------------------------------------------------------------------
           125,299  FNMA, 3.01%, 8/1/19                                 128,998
--------------------------------------------------------------------------------
           689,804  FNMA, 3.18%, 9/1/19                                 708,207
--------------------------------------------------------------------------------
           250,547  FNMA, 2.73%, 1/1/20                                 257,547
--------------------------------------------------------------------------------
           101,277  FNMA, 3.62%, 3/1/21                                 102,901
--------------------------------------------------------------------------------
            55,111  FNMA, 3.38%, 8/1/21                                  56,378
--------------------------------------------------------------------------------
           188,313  FNMA, 3.30%, 5/1/22                                 191,542
--------------------------------------------------------------------------------
            71,481  FNMA, 4.81%, 5/1/22                                  73,339
--------------------------------------------------------------------------------
            86,430  FNMA, 3.41%, 1/1/23                                  89,363
--------------------------------------------------------------------------------
            33,250  FNMA, 3.75%, 6/1/23                                  34,309
--------------------------------------------------------------------------------
            33,497  FNMA, 3.75%, 7/1/23                                  34,564
--------------------------------------------------------------------------------
           348,163  FNMA, 3.41%, 8/1/23                                 359,976
--------------------------------------------------------------------------------
           133,349  FNMA, 3.41%, 8/1/23                                 138,129
--------------------------------------------------------------------------------
         2,304,795  FNMA, 5.21%, 5/1/25                               2,384,198
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $     39,161  FNMA, 3.30%, 10/1/25                         $       40,192
--------------------------------------------------------------------------------
            38,282  FNMA, 4.62%, 4/1/26                                  39,310
--------------------------------------------------------------------------------
            33,412  FNMA, 3.74%, 1/1/27                                  34,338
--------------------------------------------------------------------------------
            50,518  FNMA, 5.02%, 1/1/27                                  53,289
--------------------------------------------------------------------------------
            85,064  FNMA, 4.00%, 1/1/29                                  89,199
--------------------------------------------------------------------------------
        16,474,810  FNMA, 4.66%, 3/1/33                              17,062,976
--------------------------------------------------------------------------------
            52,784  GNMA, 4.375%, 5/20/17                                53,591
--------------------------------------------------------------------------------
           152,253  GNMA, 4.875%, 2/20/21                               155,591
--------------------------------------------------------------------------------
            60,668  GNMA, 5.125%, 11/20/21                               63,017
--------------------------------------------------------------------------------
             2,120  GNMA, 4.375%, 1/20/22                                 2,157
--------------------------------------------------------------------------------
           106,361  GNMA, 5.25%, 8/20/26                                109,436
--------------------------------------------------------------------------------
TOTAL ADJUSTABLE-RATE U.S.
GOVERNMENT AGENCY
MORTGAGE SECURITIES
(Cost $24,915,087)                                                   24,958,220
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS -- 0.2%

         1,813,000  TR, 1.90%, 2/15/06(6)
(Cost $1,749,905)                                                     1,754,812
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 4.7%

         1,306,000  FNMA Discount Notes,
                    0.98%, 4/1/04(6)                                  1,306,000
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations),
in a joint trading account at 0.93%, dated
3/31/04, due 4/1/04 (Delivery value
$52,095,346)                                                         52,094,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $53,400,000)                                                   53,400,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $1,134,676,887)                                            $1,140,939,635
================================================================================
COLLATERAL RECEIVED FOR
SECURITIES LENDING(7)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank AG,
(U.S. Treasury obligations), 1.04%, dated
3/31/04, due 4/1/04 (Delivery value
$12,059,583)
(Cost $12,056,100)                                                  $12,056,100
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

MARCH 31, 2004

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TR = Treasury Receipts

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective March 31, 2004.

(1) Security, or a portion thereof, has been segregated for a forward commitment.

(2) Final maturity indicated, unless otherwise noted.

(3) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act
    Or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2004, was $73,755,135, which represented 7.1% of net assets.

(4) Forward commitment.

(5) Security, or a portion thereof, was on loan as of March 31, 2004.

(6) The rate indicated is the yield to maturity at purchase.

(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------

Statement of Assets and Liabilities

MARCH 31, 2004
----------------------------------------------------------------------------------------------------
                                                       GOVERNMENT      INFLATION-       SHORT-TERM
                                      GINNIE MAE          BOND        ADJUSTED BOND     GOVERNMENT
----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $2,129,130,565,
$689,128,832, $588,984,929
and $1,134,676,887,
respectively) -- including
$--, $5,277,296, $-- and
$11,823,352 of securities
loaned, repectively                 $2,159,858,768    $694,647,712    $641,359,036    $1,140,939,635
--------------------------------
Investments made with cash
collateral received for
securities on loan, at value
(cost of $--, $5,376,320,
$-- and $12,056,100,
respectively)                              --            5,376,320          --            12,056,100
----------------------------------------------------------------------------------------------------
Total investment securities,
at value (cost of
$2,129,130,565, $694,505,152,
$588,984,929 and
$1,146,732,987, respectively)        2,159,858,768     700,024,032     641,359,036     1,152,995,735
--------------------------------
Cash                                      --                --           2,135,106           434,618
--------------------------------
Receivable for
investments sold                          --                --              --                59,671
--------------------------------
Receivable for capital
shares sold                                353,451         310,573       1,100,224            68,437
--------------------------------
Interest receivable                      8,726,040       2,490,147       4,766,602         6,060,010
----------------------------------------------------------------------------------------------------
                                     2,168,938,259     702,824,752     649,360,968     1,159,618,471
----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                      1,542,519          22,151            --               --
--------------------------------
Payable for collateral
received on securities
loaned                                    --             5,376,320          --            12,056,100
--------------------------------
Payable for investments
purchased                              419,265,236     183,855,662         --            103,185,764
--------------------------------
Accrued management fees                    845,948         207,591         235,875           503,311
--------------------------------
Distribution fees payable                   18,234           9,669          21,621             9,954
--------------------------------
Service fees payable                        14,920           9,669          21,621             9,954
--------------------------------
Dividends payable                          891,851         156,008         573,121            41,581
----------------------------------------------------------------------------------------------------
                                       422,578,708     189,637,070         852,238       115,806,664
----------------------------------------------------------------------------------------------------
NET ASSETS                          $1,746,359,551    $513,187,682    $648,508,730    $1,043,811,807
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

MARCH 31, 2004
----------------------------------------------------------------------------------------------------
                                                       GOVERNMENT      INFLATION-       SHORT-TERM
                                      GINNIE MAE          BOND        ADJUSTED BOND     GOVERNMENT
----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Capital paid in                     $1,750,426,546    $500,326,238    $595,381,132    $1,057,575,090
--------------------------------
Accumulated undistributed
net realized gain (loss) on
investment transactions                (34,795,198)      7,342,564         753,491       (20,026,031)
--------------------------------
Net unrealized appreciation
on investments                          30,728,203       5,518,880      52,374,107         6,262,748
----------------------------------------------------------------------------------------------------
                                    $1,746,359,551    $513,187,682    $648,508,730    $1,043,811,807
====================================================================================================
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
Net assets                          $1,676,814,551    $468,051,627    $483,352,658      $996,676,511
--------------------------------
Shares outstanding                     157,990,268      42,808,623      42,228,267       103,127,853
--------------------------------
Net asset value per share                   $10.61          $10.93          $11.45             $9.66
----------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
Net assets                                 N/A               N/A       $56,102,941            N/A
--------------------------------
Shares outstanding                         N/A               N/A         4,901,377            N/A
--------------------------------
Net asset value per share                  N/A               N/A            $11.45            N/A
----------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
Net assets                             $61,288,458     $45,136,055    $109,053,131       $47,135,296
--------------------------------
Shares outstanding                       5,774,629       4,128,263       9,527,421         4,877,166
--------------------------------
Net asset value per share                   $10.61          $10.93          $11.45             $9.66
----------------------------------------------------------------------------------------------------
C CLASS
----------------------------------------------------------------------------------------------------
Net assets                              $8,256,542           N/A             N/A              N/A
--------------------------------
Shares outstanding                         777,938           N/A             N/A              N/A
--------------------------------
Net asset value per share                   $10.61           N/A             N/A              N/A
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

YEAR ENDED MARCH 31, 2004
----------------------------------------------------------------------------------------------------
                                                       GOVERNMENT      INFLATION-       SHORT-TERM
                                      GINNIE MAE          BOND        ADJUSTED BOND     GOVERNMENT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
INCOME:
--------------------------------
Interest                              $64,477,116      $17,452,176     $18,963,626      $21,591,542
--------------------------------
Securities lending                         --               77,528           3,936          110,140
----------------------------------------------------------------------------------------------------
                                       64,477,116       17,529,704      18,967,562       21,701,682
----------------------------------------------------------------------------------------------------

EXPENSES:
--------------------------------
Management fees                        10,987,660        2,746,807       2,131,463        5,771,185
--------------------------------
Distribution fees:
--------------------------------
  Advisor Class                           171,164          110,042         155,867          146,177
--------------------------------
  C Class                                  31,530             --              --               --
--------------------------------
Service fees:
--------------------------------
  Advisor Class                           171,164          110,042         155,867          146,177
--------------------------------
  C Class                                  13,607             --              --               --
--------------------------------
Trustees' fees and expenses                61,607           18,279          14,424           31,932
--------------------------------
Other expenses                              6,759            1,394           1,505            2,212
----------------------------------------------------------------------------------------------------
                                       11,443,491        2,986,564       2,459,126        6,097,683
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                  53,033,625       14,543,140      16,508,436       15,603,999
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS)
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions                14,487,357       14,120,081       2,542,731        2,981,522
--------------------------------
Change in net unrealized
appreciation
on investments                        (25,526,185)     (16,138,592)     27,498,849       (4,266,637)
----------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)                (11,038,828)      (2,018,511)     30,041,580       (1,285,115)
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET
ASSETS RESULTING
FROM OPERATIONS                       $41,994,797      $12,524,629     $46,550,016      $14,318,884
====================================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2004 AND MARCH 31, 2003
----------------------------------------------------------------------------------------------------
                                              GINNIE MAE                     GOVERNMENT BOND
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS                              2004              2003             2004            2003
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                $53,033,625       $90,972,645      $14,543,140     $19,296,219
--------------------------------
Net realized gain (loss)              14,487,357        21,081,133       14,120,081      22,391,383
--------------------------------
Change in net
unrealized appreciation              (25,526,185)       39,247,294      (16,138,592)     24,417,942
----------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations             41,994,797       151,301,072       12,524,629      66,105,544
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
--------------------------------
  Investor Class                     (85,987,626)     (102,787,971)     (13,905,575)    (17,852,193)
--------------------------------
  Advisor Class                       (3,009,151)       (2,897,031)      (1,047,833)     (1,444,026)
--------------------------------
  C Class                               (205,440)         (120,192)           --              --
--------------------------------
From net realized gains:
--------------------------------
  Investor Class                           --                --         (12,736,151)    (16,460,933)
--------------------------------
  Advisor Class                            --                --          (1,042,497)     (1,407,634)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                   (89,202,217)     (105,805,194)     (28,732,056)    (37,164,786)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions          (387,867,574)      392,581,924     (105,493,796)    142,350,893
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                       (435,074,994)      438,077,802     (121,701,223)    171,291,651

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                2,181,434,545     1,743,356,743      634,888,905     463,597,254
----------------------------------------------------------------------------------------------------
End of period                     $1,746,359,551    $2,181,434,545     $513,187,682    $634,888,905
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2004 AND MARCH 31, 2003
----------------------------------------------------------------------------------------------------
                                       INFLATION-ADJUSTED BOND            SHORT-TERM GOVERNMENT
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                  2004             2003             2004             2003
----------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income               $16,508,436      $14,235,928      $15,603,999      $28,208,819
--------------------------------
Net realized gain                     2,542,731        7,123,901        2,981,522       11,569,300
--------------------------------
Change in net
unrealized appreciation              27,498,849       23,806,968       (4,266,637)      10,230,643
----------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations            46,550,016       45,166,797       14,318,884       50,008,762
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
--------------------------------
  Investor Class                    (13,056,523)     (12,796,972)     (16,310,386)     (26,921,124)
--------------------------------
  Institutional Class                (1,510,496)        (530,895)           --               --
--------------------------------
  Advisor Class                      (1,941,417)        (908,061)        (859,194)      (1,287,695)
--------------------------------
From net realized gains:
--------------------------------
  Investor Class                     (2,759,214)      (4,428,497)          --               --
--------------------------------
  Institutional Class                  (313,466)        (369,659)          --               --
--------------------------------
  Advisor Class                        (509,299)        (402,625)           --              --
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                  (20,090,415)     (19,436,709)     (17,169,580)     (28,208,819)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase in net
assets from capital
share transactions                  193,865,123      207,323,249       21,148,230      135,085,372
----------------------------------------------------------------------------------------------------

NET INCREASE IN
NET ASSETS                          220,324,724      233,053,337       18,297,534      156,885,315

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                 428,184,006      195,130,669    1,025,514,273      868,628,958
----------------------------------------------------------------------------------------------------
End of period                      $648,508,730     $428,184,006   $1,043,811,807   $1,025,514,273
====================================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

MARCH 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ginnie Mae Fund (Ginnie Mae), Government
Bond Fund (Government Bond), Inflation-Adjusted Bond Fund (Inflation-Adjusted),
and Short-Term Government Fund (Short-Term Government) (collectively, the funds)
are four funds in a series issued by the trust. The funds are diversified under the 1940 Act.

Ginnie Mae seeks to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Government National Mortgage Association securities. Government
Bond seeks high current income and intends to pursue this objective by investing in securities, including mortgage-backed securities, issued or guaranteed by the
U.S. government and its agencies and instrumentalities. Inflation-Adjusted seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities issued by the U.S. Treasury and the U.S. government and its agencies and instrumentalities. In addition, Inflation-Adjusted also may invest in U.S. Treasury securities that are not indexed to inflation for liquidity and total return, if the fund managers believe there is an inadequate supply of appropriate inflation-indexed securities in which to invest or when such investments are required as a temporary defensive measure. Short-Term
Government seeks to provide investors with a high level of current income, consistent with stability of principal. Short-Term Government intends to pursue its objective by investing in securities of the U.S. government and its agencies and instrumentalities. Short-Term Government may also invest up to 20% of its total assets in investment-grade debt securities of U.S. companies. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Ginnie Mae is authorized to issue the Investor Class, the
Advisor Class, and the C Class. Government Bond and Short-Term Government are
authorized to issue the Investor Class and the Advisor Class. Inflation-Adjusted
is authorized to issue the Investor Class, the Institutional Class, and the
Advisor Class. The C Class may be subject to a contingent deferred sales charge.
The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Government Bond, Inflation-Adjusted and Short-Term
Government may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. Government Bond,
Inflation-Adjusted and Short-Term Government continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. Short-Term Government had payables on forward commitment transactions of $102,921,875. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll"
transactions as purchases and sales; as such these transactions may increase portfolio turnover.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee for Ginnie Mae and Short-Term Government range from 0.2425% to 0.3600% and for Government Bond and Inflation-Adjusted range from 0.1625% to 0.2800%. The rates for the Complex
Fee (Investor Class and C Class) for the funds range from 0.2900% to 0.3100%.
The Institutional Class and the Advisor Class is 0.2000% and 0.2500%,
respectively, less at each point within the Complex Fee range.

The effective annual management fees for the year ended March 31, 2004, were as follows:

--------------------------------------------------------------------------------
                                       GOVERNMENT     INFLATION-      SHORT-TERM
                        GINNIE MAE        BOND       ADJUSTED BOND    GOVERNMENT
--------------------------------------------------------------------------------
Investor Class             0.58%          0.50%          0.50%           0.58%
--------------------------------------------------------------------------------
Institutional Class         N/A            N/A           0.30%            N/A
--------------------------------------------------------------------------------
Advisor Class              0.33%          0.25%          0.25%           0.33%
--------------------------------------------------------------------------------
C Class                    0.58%           N/A            N/A             N/A
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                     C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
--------------------------------------------------------------------------------

Effective January 2, 2004, the distribution fee for the C Class increased from
0.50% to 0.75%. This increase was approved by shareholders on October 17, 2003.

The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the year ended March 31, 2004, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation. An officer and interested trustee of these entities are officers of unrelated entities and those unrelated entities own greater than 5%
of the shares of Short-Term Government.

The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. Government Bond, Inflation-Adjusted and Short-Term
Government have a securities lending agreement with JPMorgan Chase Bank (Chase).
Chase is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
March 31, 2004, were  as follows:

-------------------------------------------------------------------------------------------------
                                                     GOVERNMENT      INFLATION-      SHORT-TERM
                                    GINNIE MAE          BOND        ADJUSTED BOND    GOVERNMENT
-------------------------------------------------------------------------------------------------
PURCHASES
-------------------------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations                $7,080,755,540   $2,046,189,182   $426,714,142  $1,783,997,865
-------------------------------------------------------------------------------------------------
Investment securities other
than U.S. Treasury &
Government Agency Obligations           --               --              --          $95,851,884
-------------------------------------------------------------------------------------------------
PROCEEDS FROM SALES
-------------------------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations                $7,357,502,860   $2,176,071,351   $247,187,598  $1,850,481,099
-------------------------------------------------------------------------------------------------
Investment securities other
than U.S. Treasury &
Government Agency Obligations           --               --              --          $67,047,921
-------------------------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2004

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

------------------------------------------------------------------------------------------------
                                           GINNIE MAE                     GOVERNMENT BOND
------------------------------------------------------------------------------------------------
                                     SHARES           AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
------------------------------
Sold                               29,296,390      $312,730,806       8,881,624     $98,433,750
------------------------------
Issued in reinvestment
of distributions                    6,822,760        72,634,416       2,177,547      23,787,166
------------------------------
Redeemed                          (71,706,268)     (763,460,507)    (20,744,632)   (229,609,897)
------------------------------------------------------------------------------------------------
Net decrease                      (35,587,118)    $(378,095,285)     (9,685,461)  $(107,388,981)
================================================================================================
YEAR ENDED MARCH 31, 2003
------------------------------
Sold                               75,200,667      $814,587,033      18,466,438    $206,166,710
------------------------------
Issued in connection
with acquisition                       --               --           14,082,763     158,238,352
------------------------------
Issued in reinvestment
of distributions                    8,105,950        87,847,828       2,731,619      30,435,878
------------------------------
Redeemed                          (50,468,754)     (546,331,876)    (22,519,477)   (251,974,143)
------------------------------------------------------------------------------------------------
Net increase                       32,837,863      $356,102,985      12,761,343    $142,866,797
================================================================================================
ADVISOR CLASS
------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
------------------------------
Sold                                2,625,690       $28,012,479       4,482,165     $49,523,409
------------------------------
Issued in reinvestment
of distributions                      274,801         2,924,969         180,684       1,972,187
------------------------------
Redeemed                           (4,130,203)      (44,011,186)     (4,487,094)    (49,600,411)
------------------------------------------------------------------------------------------------
Net increase (decrease)            (1,229,712)     $(13,073,738)        175,755      $1,895,185
================================================================================================
YEAR ENDED MARCH 31, 2003
------------------------------
Sold                                4,974,343       $53,919,266       7,346,048     $81,081,338
------------------------------
Issued in connection
with acquisition                        --               --             245,275       2,755,987
------------------------------
Issued in reinvestment
of distributions                      257,125         2,787,669         241,409       2,689,868
------------------------------
Redeemed                           (2,262,447)      (24,480,266)     (7,868,072)    (87,043,097)
------------------------------------------------------------------------------------------------
Net increase (decrease)             2,969,021       $32,226,669         (35,340)      $(515,904)
================================================================================================
C CLASS
------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
------------------------------
Sold                                  708,330        $7,555,705          N/A             N/A
------------------------------
Issued in reinvestment
of distributions                       16,388           174,469
------------------------------
Redeemed                             (414,809)       (4,428,725)
------------------------------------------------------------------------------------------------
Net increase                          309,909        $3,301,449
================================================================================================
YEAR ENDED MARCH 31, 2003
------------------------------
Sold                                  454,915        $4,938,757          N/A             N/A
------------------------------
Issued in reinvestment
of distributions                        9,957           108,082
------------------------------
Redeemed                              (73,074)         (794,569)
------------------------------------------------------------------------------------------------
Net increase                          391,798        $4,252,270
================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2004

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
------------------------------------------------------------------------------------------------
                                     INFLATION-ADJUSTED BOND          SHORT-TERM GOVERNMENT
------------------------------------------------------------------------------------------------
                                     SHARES           AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
------------------------------
Sold                               31,539,007      $348,830,266     26,315,461     $253,557,969
------------------------------
Issued in reinvestment
of distributions                    1,260,133        13,875,126      1,614,311       15,575,295
------------------------------
Redeemed                          (23,002,647)     (251,584,892)   (23,563,186)    (227,295,141)
------------------------------------------------------------------------------------------------
Net increase                        9,796,493      $111,120,500      4,366,586      $41,838,123
================================================================================================
YEAR ENDED MARCH 31, 2003
------------------------------
Sold                               34,199,013      $361,542,532     30,199,035     $291,458,310
------------------------------
Issued in reinvestment
of distributions                    1,532,791        16,061,714      2,648,944       25,574,297
------------------------------
Redeemed                          (22,048,697)     (234,800,884)   (22,060,232)    (212,645,145)
------------------------------------------------------------------------------------------------
Net increase                       13,683,107      $142,803,362     10,787,747     $104,387,462
================================================================================================
INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
------------------------------
Sold                                2,835,280       $31,469,775         N/A             N/A
------------------------------
Issued in reinvestment
of distributions                      163,059         1,796,888
------------------------------
Redeemed                           (1,244,834)      (13,790,831)
------------------------------------------------------------------------------------------------
Net increase                        1,753,505       $19,475,832
================================================================================================
PERIOD ENDED MARCH 31, 2003(1)
------------------------------
Sold                                3,617,397       $39,202,144         N/A             N/A
------------------------------
Issued in reinvestment
of distributions                       85,246           900,554
------------------------------
Redeemed                             (554,771)       (5,940,867)
------------------------------------------------------------------------------------------------
Net increase                        3,147,872       $34,161,831
================================================================================================
ADVISOR CLASS
------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
------------------------------
Sold                                7,460,654       $82,713,321      3,666,339      $35,362,589
------------------------------
Issued in reinvestment
of distributions                      217,776         2,405,374         88,891          857,818
------------------------------
Redeemed                           (1,987,114)      (21,849,904)    (5,903,050)     (56,910,300)
------------------------------------------------------------------------------------------------
Net increase (decrease)             5,691,316       $63,268,791     (2,147,820)    $(20,689,893)
================================================================================================
YEAR ENDED MARCH 31, 2003
------------------------------
Sold                                3,825,358       $40,660,830      7,059,969      $68,152,692
------------------------------
Issued in reinvestment
of distributions                      122,837         1,292,403        132,197        1,277,045
------------------------------
Redeemed                           (1,083,598)      (11,595,177)    (4,018,226)     (38,731,827)
------------------------------------------------------------------------------------------------
Net increase                        2,864,597       $30,358,056      3,173,940      $30,697,910
================================================================================================

(1) October 1, 2002 (commencement of sale) through March 31, 2003 for
    Inflation-Adjusted Bond.

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2004

5. SECURITIES LENDING

As of March 31, 2004, securities in Government Bond and Short-Term Government valued at $5,277,296 and $11,823,352, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$5,376,320 and $12,056,100, respectively. Government Bond, Inflation-Adjusted and Short-Term Government's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by Government
Bond, Inflation-Adjusted and Short-Term Government may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$620,000,000 effective December 17, 2003. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended March 31, 2004.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended March 31, 2004 and March 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                   GINNIE MAE               GOVERNMENT BOND
--------------------------------------------------------------------------------
                               2004          2003          2004         2003
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income             $89,202,217  $105,805,194   $25,157,441  $25,775,826
--------------------------------------------------------------------------------
Long-term capital gains         --            --         $3,574,615  $11,388,960
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             INFLATION-ADJUSTED BOND     SHORT-TERM GOVERNMENT
--------------------------------------------------------------------------------
                               2004          2003          2004         2003
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income             $18,860,980   $18,618,530   $17,169,580  $28,208,819
--------------------------------------------------------------------------------
Long-term capital gains     $1,229,435     $818,179         --           --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. Reclassifications between income and realized gain relate primarily to the character of paydown gains and losses.

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2004

7. FEDERAL TAX INFORMATION (CONTINUED)

The reclassifications were as follows:

-----------------------------------------------------------------------------------------------
                                                    GOVERNMENT     INFLATION-      SHORT-TERM
                                    GINNIE MAE         BOND       ADJUSTED BOND    GOVERNMENT
-----------------------------------------------------------------------------------------------
Capital paid in                         --              --             --         $(12,857,327)
-----------------------------------------------------------------------------------------------
Undistributed net
investment income                  $(36,168,592)    $(410,268)         --          $(1,565,581)
-----------------------------------------------------------------------------------------------
Accumulated undistributed
net realized gain (loss)            $36,168,592      $410,268          --          $14,422,908
-----------------------------------------------------------------------------------------------

As of March 31, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

-----------------------------------------------------------------------------------------------
                                                    GOVERNMENT     INFLATION-      SHORT-TERM
                                    GINNIE MAE         BOND       ADJUSTED BOND    GOVERNMENT
-----------------------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE
EARNINGS AND TAX COST
-----------------------------------------------------------------------------------------------
Federal tax cost of investments   $2,129,565,066   $694,538,588   $590,469,125  $1,146,732,987
===============================================================================================
Gross tax appreciation
of investments                       $30,898,136     $6,016,307    $50,889,911      $6,838,130
-------------------------------
Gross tax depreciation
of investments                          (604,434)      (530,863)        --            (575,382)
-----------------------------------------------------------------------------------------------
Net tax appreciation
of investments                       $30,293,702     $5,485,444    $50,889,911      $6,262,748
===============================================================================================
Undistributed ordinary income           --           $2,204,633         --              --
-------------------------------
Accumulated long-term gains             --           $5,171,367     $2,237,687          --
-------------------------------
Accumulated capital losses          $(31,390,806)        --             --        $(19,728,120)
-------------------------------
Capital loss deferral                $(2,969,891)        --             --           $(297,911)
-----------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2005 through 2012 for
Ginnie Mae and 2007 through 2009 for Short-Term Government.

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2004. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. REORGANIZATION PLANS

On September 3, 2002, Government Bond acquired all of the net assets of Treasury
Fund (Treasury), pursuant to a plan of reorganization approved by shareholders of Treasury on August 2, 2002. Treasury is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization. In order to maintain Treasury's financial history, shares of Treasury were issued in exchange for shares of Government Bond. However, at the completion of the reorganization all shares outstanding represented ownership in Government Bond.

The acquisition was accomplished by a tax-free exchange of 14,793,482 shares of
Government Bond Investor Class for 14,082,763 shares of Treasury Investor Class and 257,653 shares of Government Bond Advisor Class for 245,275 shares of
Treasury Advisor Class outstanding on September 3, 2002. The net assets of
Government Bond, immediately before the acquisition were $160,994,339, consisting of $158,238,352 Investor Class net assets and $2,755,987 Advisor
Class net assets. Immediately before the acquisition, the net assets of Treasury were $532,841,614, consisting of $478,217,637 Investor Class net assets and
$54,623,977 Advisor Class net assets. The combined net assets, immediately following the acquisition were $693,835,953, consisting of $636,455,989 Investor
Class net assets and $57,379,964 Advisor Class net assets. Government Bond unrealized appreciation of $4,186,433 was combined with that of Treasury.
Included in the financial history of Government Bond are capital loss carryovers of $3,568,388 which were acquired and have since expired.

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2004

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

During the fiscal year ended March 31, 2004, the following amount distributed was designated as capital gains dividends.

--------------------------------------------------------------------------------
 GINNIE MAE    GOVERNMENT BOND   INFLATION-ADJUSTED BOND   SHORT-TERM GOVERNMENT
--------------------------------------------------------------------------------
     --          $3,574,615            $1,229,675                   --
--------------------------------------------------------------------------------

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
----------------------------------------------------------------------------------------------------
                                                         INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004           2003           2002           2001          2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $10.85         $10.58         $10.63          $10.16         $10.62
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income         0.29(1)        0.48(1)        0.58(1)         0.68           0.67
-------------------------
  Net Realized and
  Unrealized Gain (Loss)       (0.04)          0.35          (0.01)           0.47          (0.46)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.25           0.83           0.57            1.15           0.21
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.49)         (0.56)         (0.62)          (0.68)         (0.67)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $10.61         $10.85         $10.58          $10.63         $10.16
====================================================================================================
  TOTAL RETURN(2)               2.43%          8.03%          5.43%          11.70%          2.01%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.59%          0.59%          0.59%           0.59%          0.59%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                      2.77%          4.46%          5.42%           6.57%          6.42%
-------------------------
Portfolio Turnover Rate          356%           356%           218%            143%           133%
-------------------------
Net Assets, End of Period
(in thousands)             $1,676,815     $2,100,358     $1,699,876      $1,358,978     $1,240,003
----------------------------------------------------------------------------------------------------

(1) Computed using the average shares outstanding.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
----------------------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $10.85         $10.58         $10.63          $10.16        $10.62
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income         0.27(1)        0.46(1)        0.55(1)         0.65          0.64
-------------------------
  Net Realized and
  Unrealized Gain (Loss)       (0.04)          0.35          (0.01)          0.47          (0.46)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.23           0.81           0.54            1.12          0.18
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.47)         (0.54)         (0.59)          (0.65)        (0.64)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $10.61         $10.85         $10.58          $10.63        $10.16
====================================================================================================
  TOTAL RETURN(2)               2.18%          7.76%          5.17%          11.42%         1.76%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.84%          0.84%          0.84%           0.84%         0.84%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                      2.52%          4.21%          5.17%           6.32%         6.17%
-------------------------
Portfolio Turnover Rate          356%           356%           218%            143%          133%
-------------------------
Net Assets, End of Period
(in thousands)                $61,288        $75,999        $42,675         $28,102       $13,080
----------------------------------------------------------------------------------------------------

(1) Computed using the average shares outstanding.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        C CLASS
--------------------------------------------------------------------------------
                                           2004           2003          2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                      $10.85         $10.57         $10.63
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income                    0.22(2)        0.40(2)        0.37(2)
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                             (0.05)          0.36          (0.02)
--------------------------------------------------------------------------------
  Total From Investment Operations         0.17           0.76           0.35
--------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income              (0.41)         (0.48)         (0.41)
--------------------------------------------------------------------------------
Net Asset Value, End of Period           $10.61         $10.85         $10.57
================================================================================
  TOTAL RETURN(3)                         1.60%          7.23%          3.41%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.42%          1.33%        1.34%(4)
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                      1.94%          3.72%        4.51%(4)
-----------------------------------
Portfolio Turnover Rate                    356%           356%          218%(5)
-----------------------------------
Net Assets, End of Period
(in thousands)                            $8,257         $5,078          $806
--------------------------------------------------------------------------------

(1) June 15, 2001 (commencement of sale) through March 31, 2002.

(2) Computed using the average shares outstanding.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------

Government Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $11.25         $10.60         $10.76         $10.03         $10.45
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.28(1)        0.38           0.48           0.55           0.53
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.02)          0.99          (0.16)          0.73          (0.37)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.26           1.37           0.32           1.28           0.16
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.29)         (0.38)         (0.48)         (0.55)         (0.53)
-------------------------
  From Net
  Realized Gains                (0.29)         (0.34)           --             --           (0.05)
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.58)         (0.72)         (0.48)         (0.55)         (0.58)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.93         $11.25         $10.60         $10.76         $10.03
====================================================================================================
  TOTAL RETURN(2)                2.42%         13.17%          3.01%         13.17%          1.51%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.51%          0.51%          0.51%          0.51%          0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       2.56%          3.34%          4.45%          5.37%          5.11%
-------------------------
Portfolio Turnover Rate           376%           229%           164%           108%           171%
-------------------------
Net Assets, End of Period
(in thousands)                $468,052       $590,433       $421,312       $391,306       $329,995
----------------------------------------------------------------------------------------------------

(1) Computed using the average shares outstanding.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Government Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
----------------------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $11.25         $10.60         $10.76         $10.03         $10.45
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.25(1)        0.35           0.46           0.53           0.50
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.02)          0.99          (0.16)          0.73          (0.37)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.23           1.34           0.30           1.26           0.13
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.26)         (0.35)         (0.46)         (0.53)         (0.50)
-------------------------
  From Net
  Realized Gains                (0.29)         (0.34)           --             --           (0.05)
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.55)         (0.69)         (0.46)         (0.53)         (0.55)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.93         $11.25         $10.60         $10.76         $10.03
====================================================================================================
  TOTAL RETURN(2)               2.16%         12.89%          2.75%         12.89%          1.25%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.76%          0.76%          0.76%          0.76%          0.76%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       2.31%          3.09%          4.20%          5.12%          4.86%
-------------------------
Portfolio Turnover Rate           376%           229%           164%           108%           171%
-------------------------
Net Assets, End of Period
(in thousands)                 $45,136        $44,456        $42,285        $9,898         $11,689
----------------------------------------------------------------------------------------------------

(1) Computed using the average shares outstanding.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.86          $9.89          $9.87          $9.41          $9.48
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.39           0.48           0.38           0.67           0.58
-------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.67           1.12           0.02           0.46          (0.07)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          1.06           1.60           0.40           1.13           0.51
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.39)         (0.48)         (0.38)         (0.67)         (0.58)
-------------------------
  From Net
  Realized Gains                (0.08)         (0.15)          --(1)           --             --
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.47)         (0.63)         (0.38)         (0.67)         (0.58)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $11.45         $10.86          $9.89          $9.87          $9.41
====================================================================================================
  TOTAL RETURN(2)               10.04%         16.42%          4.16%         12.62%          5.52%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.50%          0.51%          0.51%          0.51%          0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       3.50%          4.20%          3.12%          6.75%          6.06%
-------------------------
Portfolio Turnover Rate            54%           136%            40%            39%            52%
-------------------------
Net Assets, End of Period
(in thousands)                $483,353       $352,315       $185,518        $57,577        $18,610
----------------------------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                          2004          2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $10.86         $10.84
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                   0.41           0.20
-----------------------------------------------------
  Net Realized and Unrealized Gain                        0.67           0.17
--------------------------------------------------------------------------------
  Total From Investment Operations                        1.08           0.37
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                             (0.41)         (0.20)
-----------------------------------------------------
  From Net Realized Gains                                (0.08)         (0.15)
--------------------------------------------------------------------------------
  Total Distributions                                    (0.49)         (0.35)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $11.45         $10.86
================================================================================
  TOTAL RETURN(2)                                        10.24%          3.53%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.30%        0.31%(3)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      3.70%        3.80%(3)
-----------------------------------------------------
Portfolio Turnover Rate                                    54%          136%(4)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                $56,103        $34,196
--------------------------------------------------------------------------------

(1) October 1, 2002 (commencement of sale) through March 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
--------------------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
--------------------------------------------------------------------------------------------------
                                 2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.86          $9.89          $9.87          $9.41          $9.48
--------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.36           0.45           0.36           0.65           0.56
-------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.67           1.12           0.02           0.46          (0.07)
--------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          1.03           1.57           0.38           1.11           0.49
--------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.36)         (0.45)         (0.36)         (0.65)         (0.56)
-------------------------
  From Net
  Realized Gains                (0.08)         (0.15)          --(1)           --             --
--------------------------------------------------------------------------------------------------
  Total Distributions           (0.44)         (0.60)         (0.36)         (0.65)         (0.56)
--------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $11.45         $10.86          $9.89          $9.87          $9.41
==================================================================================================
  TOTAL RETURN(2)                9.78%         16.13%          3.88%         12.35%          5.26%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.75%          0.76%          0.76%          0.76%          0.76%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       3.25%          3.95%          2.87%          6.50%          5.81%
-------------------------
Portfolio Turnover Rate           54%           136%            40%            39%            52%
-------------------------
Net Assets, End of Period
(in thousands)                 $109,053        $41,673        $9,613         $1,079          $178
--------------------------------------------------------------------------------------------------

(1) Per-share amount was less than
$0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Short-Term Government - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
---------------------------------------------------------------------------------------------------
                                                         INVESTOR CLASS
---------------------------------------------------------------------------------------------------
                                 2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $9.69          $9.46          $9.47          $9.19          $9.47
---------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.15(1)        0.29           0.45           0.54           0.52
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.02)          0.23          (0.01)          0.28          (0.28)
---------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.13           0.52           0.44           0.82           0.24
---------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.16)         (0.29)         (0.45)         (0.54)         (0.52)
---------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $9.66          $9.69          $9.46          $9.47          $9.19
===================================================================================================
  TOTAL RETURN(2)                1.40%          5.52%          4.68%          9.25%          2.51%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.59%          0.59%          0.59%          0.59%          0.59%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       1.54%          2.96%          4.67%          5.87%          5.48%
-------------------------
Portfolio Turnover Rate           232%           185%           165%            92%           323%
-------------------------
Net Assets, End of Period
(in thousands)                 $996,677       $957,413       $832,199       $797,718       $762,363
---------------------------------------------------------------------------------------------------

(1) Computed using the average shares outstanding.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Short-Term Government - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
--------------------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
--------------------------------------------------------------------------------------------------
                                 2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $9.69          $9.46          $9.47          $9.19          $9.47
--------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.13(1)        0.26           0.42           0.52           0.49
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.02)          0.23          (0.01)          0.28          (0.28)
--------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.11           0.49           0.41           0.80           0.21
--------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.14)         (0.26)         (0.42)         (0.52)         (0.49)
--------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $9.66          $9.69          $9.46          $9.47          $9.19
==================================================================================================
  TOTAL RETURN(2)                1.15%          5.26%          4.42%          8.98%          2.26%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.84%          0.84%          0.84%          0.84%          0.84%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       1.29%          2.71%          4.42%          5.62%          5.23%
-------------------------
Portfolio Turnover Rate           232%           185%           165%            92%           323%
-------------------------
Net Assets, End of Period
(in thousands)                  $47,135        $68,102        $36,430        $4,334          $461
--------------------------------------------------------------------------------------------------

(1) Computed using the average shares outstanding.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Report of Independent Auditors

To the Trustees of the American Century Government Income Trust and Shareholders
of the American Century Ginnie Mae Fund, the American Century Government Bond
Fund, the American Century Inflation-Adjusted Bond Fund, and the American
Century Short-Term Government Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the American Century Ginnie Mae
Fund, the American Century Government Bond Fund, the American Century
Inflation-Adjusted Bond Fund, and the American Century Short-Term Government
Fund (four of the six funds comprising the American Century Government Income
Trust, hereafter referred to as the "Funds") at March 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at March
31, 2004 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 12, 2004

------

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (73), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, General Partner, Discovery
Ventures (Venture capital firm, 1996 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
RONALD J. GILSON (57), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
KATHRYN A. HALL (46), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES (62), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 23
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999 to present); Principal, Long-Term Capital Management
(investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance,
Stanford Graduate School of Business (1981 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (75), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 32
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN (56), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (58), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 19
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (58), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE (39), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Treasurer, American Century Employee Benefit
Services, Inc. (December 2000 to December 2003)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

------

Share Class Information

Three classes of shares are authorized for sale by Ginnie Mae: Investor Class,
Advisor Class, and C Class. Two classes of shares are authorized for sale by
Government Bond and Short-Term Government: Investor Class and Advisor Class.
Three classes of shares are authorized for sale by Inflation-Adjusted Bond:
Investor Class, Institutional Class, and Advisor Class. The total expense ratios of Advisor and C Class shares are higher than that of Investor Class shares. The total expense ratio of Institutional Class shares is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of up to
1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP 30-YEAR GNMA INDEX is comprised of Government National Mortgage
Association (GNMA) mortgage-backed securities with an aggregate amount outstanding per coupon of at least $5 billion, an aggregate amount outstanding per origination year of at least $500 million, and a remaining maturity of at least one year.

The CITIGROUP TREASURY/MORTGAGE INDEX is comprised of U.S. Treasury securities with an amount outstanding of at least $1 billion, and mortgage-backed securities with an aggregate amount outstanding per coupon of at least $5 billion and an aggregate amount outstanding per origination year of at least
$500 million. Both the U.S. Treasury and the mortgage-backed securities included in the index must have a remaining maturity of at least one year.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI)(SM) measures the
Return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

The CITIGROUP U.S. TREASURY/AGENCY 1- TO 3-YEAR INDEX is a market-
capitalization-weighted index that includes fixed-rate U.S. Treasury and government agency issues with maturities between one and three years.

The CITIGROUP U.S. TREASURY 10+ YEAR INDEX is a market-capitalization-weighted index that includes fixed-rate U.S. Treasury issues with maturities of 10 years or longer.

The GOLDMAN SACHS COMMODITY INDEX is a composite index of commodity sector returns and is broadly diversified across the spectrum of commodities.
Individual components qualify for inclusion based on liquidity and are weighted by their respective world production quantities.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------

Notes

------

Notes

------

Notes

------

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0405                                  American Century Investment Services, Inc.
SH-ANN-38159N                      (c)2004 American Century Services Corporation

[front cover]

MARCH 31, 2004

American Century Investments
Annual Report

Capital Preservation Fund
Government Agency Money Market Fund

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Table of Contents

Our Message to You.......................................................   1

CAPITAL PRESERVATION

GOVERNMENT AGENCY MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Capital Preservation and Government Agency Money Market funds for the year ended
March 31, 2004.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the semiannual report dated
September 30, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Capital Preservation - Performance

TOTAL RETURNS AS OF MARCH 31, 2004
                                               ----------------------
                                               AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                                       INCEPTION
                                     1 YEAR     5 YEARS    10 YEARS       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                        0.60%      2.98%       3.89%      10/13/72
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY BILL INDEX       0.97%      3.16%       4.12%         --
--------------------------------------------------------------------------------
LIPPER U.S. TREASURY MONEY
MARKET FUNDS AVERAGE RETURN           0.35%      2.72%       3.73%         --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(1)             11 of 90   10 of 71    9 of 53        --
--------------------------------------------------------------------------------

(1) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
1-30 days                                    19%                   14%
--------------------------------------------------------------------------------
31-90 days                                   31%                   19%
--------------------------------------------------------------------------------
91-180 days                                  34%                   45%
--------------------------------------------------------------------------------
More than 180 days                           16%                   22%
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------
7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                     0.56%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                     0.56%
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
2

Capital Preservation - Portfolio Commentary

BY LYNN PASCHEN, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

For the year ended March 31, 2004, Capital Preservation's total return of 0.60%
ranked in the top 15% of Lipper Inc.'s U.S. Treasury money market funds category. The fund has produced consistent results over the longer term--Capital
Preservation's five-year return ranked in the top 15% of its Lipper category, while its 10-year return ranked in the top 20% of the Lipper group. (See the previous page for additional performance information.)

ECONOMIC AND MARKET REVIEW

Treasury money market yields generally declined during the past year. The U.S.
economy remained sluggish early in the period, prompting the Federal Reserve to cut short-term interest rates in late June--its 13th rate cut since the beginning of 2001. The Fed lowered its federal funds rate target from 1.25% to a
45-year low of 1%, citing weak economic conditions and the threat of deflation
(or falling prices).

Treasury money market yields fell in anticipation of the Fed's rate cut, but they were fairly stable during the remainder of the period despite a rebound in economic growth. The economy expanded at a 6.1% annual rate in the second half of 2003--its best six-month growth rate in nearly 20 years. However, a persistent lack of job growth tempered confidence in the recovery's staying power, and the Fed repeatedly indicated that low inflation and labor market weakness allowed it to be patient with its interest rate policy. These factors kept money market yields fairly steady throughout the last three quarters of the period.

PORTFOLIO STRATEGY

Capital Preservation's seven-day current yield declined from 0.79% at the beginning of the one-year period to 0.55% by the end of August, reflecting the magnitude of the Fed rate cut. During the remainder of the period, the seven-day yield was relatively steady, finishing at 0.56%.

Since we expected the Fed to be on hold for an indefinite period of time, we maintained a relatively long average maturity of 70-80 days for most of the past year. We increased our holdings of Treasury securities maturing in six months to one year. We also added zero-coupon Treasury securities of various maturities to the portfolio during the period.

------
3

Capital Preservation - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) -- 56.4%

      $200,000,000  U.S. Treasury Bills, 0.99%,
                    4/1/04                                       $  200,000,000
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 1.01%,
                    4/22/04                                          99,941,084
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 1.04%,
                    5/6/04                                           49,949,688
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 0.96%,
                    5/13/04                                          49,938,750
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 1.00%,
                    5/20/04                                          99,863,548
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 0.93%,
                    5/27/04                                          49,927,861
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 0.95%,
                    6/3/04                                           49,917,313
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 0.97%,
                    6/10/04                                          99,811,388
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 0.94%,
                    6/17/04                                          49,900,007
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 0.99%,
                    7/1/04                                           49,874,875
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 1.02%,
                    7/8/04                                           99,723,014
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 0.96%,
                    7/29/04                                          99,682,254
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 1.00%,
                    8/5/04                                           49,825,000
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Bills, 1.00%,
                    8/26/04                                          24,898,427
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Bills, 1.00%,
                    9/2/04                                           24,893,055
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 0.99%,
                    9/23/04                                          99,519,965
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 0.99%,
                    9/30/04                                          49,749,750
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS                                         1,247,415,979
--------------------------------------------------------------------------------
U.S. TREASURY BONDS AND NOTES(1) -- 35.3%

       118,538,000  U.S. Treasury Bonds,
                    12.375%, 5/15/04                                120,155,887
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Bonds,
                    11.625%, 11/15/04                                26,620,532
--------------------------------------------------------------------------------
       115,000,000  U.S. Treasury Notes,
                    3.375%, 4/30/04                                 115,193,663
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Notes,
                    5.25%, 5/15/04                                   25,128,906
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Notes,
                    7.25%, 5/15/04                                   25,188,660
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Notes,
                    3.25%, 5/31/04                                   50,178,506
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 75,000,000  U.S. Treasury Notes,
                    2.875%, 6/30/04                              $   75,331,615
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Notes,
                    2.25%, 7/31/04                                   25,099,573
--------------------------------------------------------------------------------
       125,000,000  U.S. Treasury Notes,
                    2.125%, 8/31/04                                 125,546,807
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Notes,
                    1.875%, 9/30/04                                  25,066,376
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Notes,
                    2.125%, 10/31/04                                 25,154,218
--------------------------------------------------------------------------------
        10,000,000  U.S. Treasury Notes,
                    5.875%, 11/15/04                                 10,293,802
--------------------------------------------------------------------------------
        75,000,000  U.S. Treasury Notes,
                    7.875%, 11/15/04                                 78,102,234
--------------------------------------------------------------------------------
        35,000,000  U.S. Treasury Notes,
                    2.00%, 11/30/04                                  35,198,738
--------------------------------------------------------------------------------
        10,000,000  U.S. Treasury Notes,
                    1.50%, 2/28/05                                   10,029,149
--------------------------------------------------------------------------------
        10,000,000  U.S. Treasury Notes,
                    1.625%, 4/30/05                                  10,047,535
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BONDS
AND NOTES                                                           782,336,201
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES(2) -- 8.3%

           525,000  CATS, 1.30%, 8/15/04                                522,469
--------------------------------------------------------------------------------
        45,000,000  STRIPS -- PRINCIPAL,
                    1.15%, 8/15/04                                   44,808,333
--------------------------------------------------------------------------------
        10,000,000  STRIPS -- PRINCIPAL,
                    1.05%, 11/15/04                                   9,934,989
--------------------------------------------------------------------------------
        10,000,000  STRIPS -- COUPON, 1.09%,
                    5/15/04                                           9,986,919
--------------------------------------------------------------------------------
        10,000,000  STRIPS -- COUPON, 1.29%,
                    8/15/04                                           9,952,110
--------------------------------------------------------------------------------
        60,000,000  STRIPS -- PRINCIPAL,
                    1.24%, 11/15/04                                  59,541,392
--------------------------------------------------------------------------------
         7,588,000  TIGR, 1.10%, 5/15/04                              7,578,007
--------------------------------------------------------------------------------
         1,325,000  TIGR, 1.30%, 8/15/04                              1,318,616
--------------------------------------------------------------------------------
         6,981,000  TIGR, 1.30%, 11/15/04
                    (Acquired 12/22/03, Cost
                    $6,899,280)(3)                                    6,924,194
--------------------------------------------------------------------------------
           635,000  TIGR, 1.30%, 11/15/04                               629,833
--------------------------------------------------------------------------------
         5,443,431  TR, 1.15%, 5/15/04                                5,435,906
--------------------------------------------------------------------------------
         7,163,125  TR, 1.30%, 5/15/04                                7,151,939
--------------------------------------------------------------------------------
         1,504,000  TR, 1.30%, 8/15/04                                1,496,752
--------------------------------------------------------------------------------
        18,412,220  TR, 1.37%, 8/15/04                               18,318,562
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES                                      183,600,021
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                             $2,213,352,201
================================================================================

See Notes to Financial Statements.                                  (continued)

------
4

Capital Preservation - Schedule of Investments

MARCH 31, 2004

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

(1) The rates for U.S. Treasury Bills are the yield to maturity at purchase.
    The rates for U.S. Treasury Bonds and Notes are the stated coupon rates.

(2) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase.

(3) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act
    Or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2004, was $6,924,194, which represented 0.2% of net assets.

See Notes to Financial Statements.

------
5

Government Agency Money Market - Performance

TOTAL RETURNS AS OF MARCH 31, 2004
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                            1 YEAR    5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS              0.67%      3.15%      4.05%     4.33%        12/5/89
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX                  0.97%      3.16%      4.12%     4.36%(1)        --
--------------------------------------------------------------------------------
LIPPER U.S. GOVERNMENT
MONEY MARKET FUNDS
AVERAGE RETURN              0.40%      2.84%      3.86%     3.70%(2)        --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(3)  13 of 124  10 of 99   13 of 69   5 of 42(2)       --
--------------------------------------------------------------------------------
Advisor Class               0.42%       --         --       2.88%        4/12/99
--------------------------------------------------------------------------------

(1) Since 11/30/89, the date nearest the Investor Class's inception for which data are available.

(2) Since 12/31/89, the date nearest the Investor Class's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund
    (Investor Class only) in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
1-30 days                                    61%                   54%
--------------------------------------------------------------------------------
31-90 days                                   17%                   15%
--------------------------------------------------------------------------------
91-180 days                                   7%                   17%
--------------------------------------------------------------------------------
More than 180 days                           15%                   14%
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------
7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
Investor Class                                       0.66%
--------------------------------------------------------------------------------
Advisor Class                                        0.41%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
Investor Class                                       0.66%
--------------------------------------------------------------------------------
Advisor Class                                        0.41%
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
6

Government Agency Money Market - Portfolio Commentary

BY ALAN KRUSS AND DENISE TABACCO, PORTFOLIO MANAGERS

PERFORMANCE SUMMARY

For the year ended March 31, 2004, Government Agency Money Market's total return of 0.67%* ranked in the top 15% of Lipper Inc.'s U.S. government money market funds category. The fund's long-term results are consistent with its recent performance--Government Agency Money Market's five-year return ranked in the top
15% of its Lipper category, while its 10-year return ranked in the top 20% of the Lipper group. (See the previous page for additional performance information.)

ECONOMIC AND MARKET REVIEW

Money market rates fell during the past year, largely because of a short-term interest rate cut by the Federal Reserve early in the period. Citing a lackluster economy and the possibility of deflation (falling prices), the Fed enacted its 13th rate cut since the beginning of 2001 in June, bringing the federal funds rate target down from 1.25% to 1%--its lowest level since 1958.
Investors anticipated the Fed's action, pushing money market yields lower in the weeks leading up to the rate cut.

The Fed's efforts to stimulate economic growth began to bear fruit soon after its June rate cut. The economy surged ahead at a 6.1% annual rate in the second half of 2003--the economy's fastest growth rate in almost two decades--and continued to gain momentum in the first quarter of 2004.

Nonetheless, money market rates remained relatively steady through the end of the period. This was due in part to the employment situation, which proved disappointing and cast doubts on the sustainability of the economic recovery. In addition, the Fed stated that, despite improving economic conditions, it could remain patient before raising interest rates.

PORTFOLIO STRATEGY

Government Agency Money Market's seven-day current yield fell from 0.83% to
0.66% during the past year. Most of this decline occurred early in the period following the Fed's rate cut.

The portfolio's average maturity was 75-85 days throughout much of the one-year period. We maintained this fairly long average maturity because we expected stable or declining money market rates. We increased the portfolio's holdings of government agency securities maturing in six months to a year, particularly in the first half of the period.

*All fund returns referenced in this commentary are for Investor Class shares.

------
7

Government Agency Money Market - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 64.6%

       $ 3,145,000  FFCB, VRN, 1.00%, 4/26/04,
                    resets monthly off the
                    1-month LIBOR minus 0.09%
                    with no caps                                   $  3,145,000
--------------------------------------------------------------------------------
         2,000,000  FFCB, 5.10%, 4/26/04                              2,005,482
--------------------------------------------------------------------------------
         2,000,000  FFCB, 5.00%, 7/16/04                              2,022,074
--------------------------------------------------------------------------------
        10,000,000  FFCB, 1.25%, 9/15/04                              9,996,877
--------------------------------------------------------------------------------
        33,535,000  FHLB, 3.75%, 4/15/04                             33,568,454
--------------------------------------------------------------------------------
        31,095,000  FHLB, 4.875%, 4/16/04                            31,142,001
--------------------------------------------------------------------------------
         5,000,000  FHLB, 1.25%, 4/28/04                              4,999,791
--------------------------------------------------------------------------------
         9,000,000  FHLB, 1.50%, 4/28/04                              9,002,574
--------------------------------------------------------------------------------
         4,305,000  FHLB, 3.375%, 5/14/04                             4,316,642
--------------------------------------------------------------------------------
        10,500,000  FHLB, 4.875%, 5/14/04                            10,546,829
--------------------------------------------------------------------------------
         5,000,000  FHLB, 5.77%, 5/17/04                              5,029,691
--------------------------------------------------------------------------------
         1,050,000  FHLB, 6.00%, 5/24/04                              1,057,472
--------------------------------------------------------------------------------
         1,000,000  FHLB, 3.23%, 5/28/04                              1,003,413
--------------------------------------------------------------------------------
           400,000  FHLB, 3.375%, 6/15/04                               401,745
--------------------------------------------------------------------------------
           400,000  FHLB, 6.45%, 6/17/04                                404,351
--------------------------------------------------------------------------------
           500,000  FHLB, 6.36%, 6/21/04                                505,565
--------------------------------------------------------------------------------
         2,500,000  FHLB, 4.75%, 6/28/04                              2,522,074
--------------------------------------------------------------------------------
         3,000,000  FHLB, 4.625%, 8/13/04                             3,038,860
--------------------------------------------------------------------------------
        11,000,000  FHLB, 4.125%, 11/15/04                           11,181,036
--------------------------------------------------------------------------------
        10,000,000  FHLB, 1.42%, 11/26/04                            10,000,000
--------------------------------------------------------------------------------
         5,000,000  FHLB, 1.60%, 12/30/04                             5,000,000
--------------------------------------------------------------------------------
        15,000,000  FHLB, 1.50%, 2/2/05                              15,000,000
--------------------------------------------------------------------------------
        10,000,000  FHLB, 1.50%, 2/4/05                              10,000,000
--------------------------------------------------------------------------------
         5,000,000  FHLB, 1.46%, 3/1/05                               5,000,000
--------------------------------------------------------------------------------
        10,000,000  FHLB, 1.40%, 3/29/05                             10,000,000
--------------------------------------------------------------------------------
        10,000,000  FHLB, 1.40%, 4/4/05                              10,000,000
--------------------------------------------------------------------------------
        20,000,000  FHLB, VRN, 1.08%, 4/2/04,
                    resets weekly off the
                    3-month T-Bill rate plus
                    0.12% with no caps                               20,000,000
--------------------------------------------------------------------------------
        45,000,000  FHLB, VRN, 1.10%, 4/5/04,
                    resets quarterly off the
                    3-month LIBOR minus 0.07%
                    with no caps                                     44,999,899
--------------------------------------------------------------------------------
        15,000,000  FHLB, VRN, 1.04%, 4/19/04,
                    resets quarterly off the
                    3-month LIBOR minus 0.08%
                    with no caps                                     15,001,939
--------------------------------------------------------------------------------
        10,000,000  FHLB, VRN, 0.98%, 4/27/04,
                    resets monthly off the
                    1-month LIBOR minus 0.11%
                    with no caps                                      9,999,010
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $ 5,000,000  FHLB, VRN, 0.99%, 5/25/04,
                    resets quarterly off the
                    3-month LIBOR minus 0.14%
                    with no caps                                   $  4,998,268
--------------------------------------------------------------------------------
        13,000,000  FHLB, VRN, 1.04%, 6/21/04,
                    resets quarterly off the
                    3-month LIBOR minus 0.07%
                    with no caps                                     12,997,447
--------------------------------------------------------------------------------
        20,000,000  FHLB, VRN, 1.10%, 7/5/04,
                    resets quarterly off the
                    3-month LIBOR minus 0.12%
                    with no caps                                     19,984,164
--------------------------------------------------------------------------------
         4,710,000  SLMA, 4.75%, 4/23/04                              4,720,427
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                   333,591,085
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
DISCOUNT NOTES(1) -- 32.5%

         1,517,000  FFCB Discount Notes, 0.97%,
                    4/1/04                                            1,517,000
--------------------------------------------------------------------------------
        28,150,000  FHLB Discount Notes, 0.98%,
                    4/2/04                                           28,149,232
--------------------------------------------------------------------------------
         2,220,000  FHLB Discount Notes, 0.97%,
                    4/5/04                                            2,219,753
--------------------------------------------------------------------------------
        25,600,000  FHLB Discount Notes, 1.00%,
                    4/7/04                                           25,595,752
--------------------------------------------------------------------------------
         3,000,000  FHLB Discount Notes, 0.93%,
                    4/8/04                                            2,999,411
--------------------------------------------------------------------------------
        20,000,000  FHLB Discount Notes, 1.01%,
                    4/12/04                                          19,993,340
--------------------------------------------------------------------------------
        33,060,000  FHLB Discount Notes, 0.96%,
                    4/14/04                                          33,048,227
--------------------------------------------------------------------------------
         1,060,000  FHLB Discount Notes, 1.00%,
                    4/20/04                                           1,059,441
--------------------------------------------------------------------------------
         6,000,000  FHLB Discount Notes, 0.98%,
                    4/21/04                                           5,996,733
--------------------------------------------------------------------------------
        14,300,000  FHLB Discount Notes, 1.00%,
                    4/23/04                                          14,291,261
--------------------------------------------------------------------------------
        13,200,000  FHLB Discount Notes, 1.02%,
                    5/5/04                                           13,187,284
--------------------------------------------------------------------------------
         4,000,000  FHLB Discount Notes, 1.11%,
                    5/7/04                                            3,995,560
--------------------------------------------------------------------------------
        10,000,000  FHLB Discount Notes, 1.01%,
                    5/14/04                                           9,987,996
--------------------------------------------------------------------------------
         2,250,000  FHLB Discount Notes, 1.01%,
                    6/2/04                                            2,246,086
--------------------------------------------------------------------------------
         3,743,000  FHLB Discount Notes, 1.01%,
                    6/23/04                                           3,734,284
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                      168,021,360
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Government Agency Money Market - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES(2) -- 2.9%

       $ 5,848,000  CATS, 1.22%, 5/15/04                           $  5,839,414
--------------------------------------------------------------------------------
         1,282,000  CATS, 1.17%, 8/15/04                              1,276,420
--------------------------------------------------------------------------------
         1,327,250  CUBES, 1.17%, 5/15/04                             1,325,383
--------------------------------------------------------------------------------
           207,000  TIGR, 1.33%, 5/15/04                                206,669
--------------------------------------------------------------------------------
         6,249,000  TR, 1.10%, 5/15/04                                6,240,790
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES                                       14,888,676
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                               $516,501,121
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities

CUBES = Coupons Under Book Entry Safekeeping

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SLMA = Student Loan Marketing Association

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective  March 31, 2004.

(1) The rate indicated is the yield to maturity at purchase.

(2) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

MARCH 31, 2004
--------------------------------------------------------------------------------
                                                  CAPITAL           GOVERNMENT
                                               PRESERVATION           AGENCY
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(amortized cost and cost for
federal income tax purposes)                   $2,213,352,201      $516,501,121
-------------------------------------
Cash                                                2,390,917            36,751
-------------------------------------
Receivable for investments sold                   747,489,356            --
-------------------------------------
Receivable for capital shares sold                      2,156            --
-------------------------------------
Interest receivable                                16,041,624         2,556,755
--------------------------------------------------------------------------------
                                                2,979,276,254       519,094,627
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                  49,749,750        29,010,738
-------------------------------------
Accrued management fees                             1,185,688           197,927
-------------------------------------
Distribution fees payable                            --                      52
-------------------------------------
Service fees payable                                 --                      52
-------------------------------------
Dividends payable                                      41,550             4,887
--------------------------------------------------------------------------------
                                                   50,976,988        29,213,656
--------------------------------------------------------------------------------
NET ASSETS                                     $2,928,299,266      $489,880,971
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                $2,928,333,704      $489,891,794
-------------------------------------
Accumulated net realized loss
on investment transactions                            (34,438)          (10,823)
--------------------------------------------------------------------------------
                                               $2,928,299,266      $489,880,971
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                     $2,928,299,266      $489,633,348
-------------------------------------
Shares outstanding                              2,928,333,704       489,642,858
-------------------------------------
Net asset value per share                               $1.00             $1.00
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                           N/A               $247,623
-------------------------------------
Shares outstanding                                   N/A                247,623
-------------------------------------
Net asset value per share                            N/A                  $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
10

Statement of Operations

YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
                                                  CAPITAL           GOVERNMENT
                                               PRESERVATION           AGENCY
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-------------------------------------
Interest                                        $33,486,195         $6,215,067
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------
Management fees                                  14,821,918          2,565,179
-------------------------------------
Distribution fees -- Advisor Class                  --                     610
-------------------------------------
Service fees -- Advisor Class                       --                     610
-------------------------------------
Trustees' fees and expenses                          98,736             17,237
-------------------------------------
Other expenses                                      --                     992
--------------------------------------------------------------------------------
                                                 14,920,654          2,584,628
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                            18,565,541          3,630,439
--------------------------------------------------------------------------------

NET REALIZED LOSS ON
INVESTMENT TRANSACTIONS                             (15,356)            (6,692)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                       $18,550,185         $3,623,747
================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2004 AND MARCH 31, 2003
----------------------------------------------------------------------------------------------
                                    CAPITAL PRESERVATION               GOVERNMENT AGENCY
----------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS              2004             2003             2004            2003
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income           $18,565,541      $39,055,243       $3,630,439      $7,500,486
------------------------------
Net realized gain (loss) on
investment transactions             (15,356)         (34,101)          (6,692)            110
----------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations        18,550,185       39,021,142        3,623,747       7,500,596
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
From net investment income:
------------------------------
  Investor Class                (18,565,541)     (39,055,243)      (3,629,418)     (7,498,252)
------------------------------
  Advisor Class                      --               --               (1,021)         (2,234)
------------------------------
From net realized gains
on investment transactions:
------------------------------
  Investor Class                     --              (24,838)            --              --
------------------------------
  Advisor Class                      --               --                 --              --
----------------------------------------------------------------------------------------------
Decrease in net assets
from distributions              (18,565,541)     (39,080,081)      (3,630,439)     (7,500,486)
----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------
Net decrease in net
assets from capital
share transactions             (342,536,944)     (62,608,992)    (102,050,435)    (22,503,936)
----------------------------------------------------------------------------------------------

NET DECREASE IN
NET ASSETS                     (342,552,300)     (62,667,931)    (102,057,127)    (22,503,826)

----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Beginning of period           3,270,851,566    3,333,519,497      591,938,098     614,441,924
----------------------------------------------------------------------------------------------
End of period                $2,928,299,266   $3,270,851,566     $489,880,971    $591,938,098
==============================================================================================

See Notes to Financial Statements.

------
12

Notes to Financial Statements

MARCH 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Capital Preservation Fund (Capital
Preservation) and Government Agency Money Market Fund (Government Agency)
(collectively, the funds) are two funds in a series issued by the trust. Capital
Preservation seeks maximum safety and liquidity and intends to pursue its investment objective by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S.
government. Government Agency seeks maximum safety and liquidity and intends to pursue its investment objective by investing exclusively in short-term obligations of the U.S. government and its agencies and instrumentalities. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Capital Preservation is authorized to issue the Investor
Class. Government Agency is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When such valuations do not reflect current market value, securities may be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. Capital Preservation had receivables on forward commitment transactions of $747,489,356. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The funds do not expect to realize any long-term capital gains, and accordingly, do not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
13

Notes to Financial Statements

MARCH 31, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1370% to 0.2500% and the rates for the
Complex Fee (Investor Class) range from 0.2900% to 0.3100%. The Advisor Class is
0.2500% less at each point within the Complex Fee range. For the year ended
March 31, 2004, the effective annual Investor Class management fee for each fund was 0.48% and the effective annual Advisor Class management fee for Government
Agency was 0.23%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the year ended March 31, 2004, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------------------
                                CAPITAL PRESERVATION                GOVERNMENT AGENCY
--------------------------------------------------------------------------------------------
                              SHARES            AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------------------
YEAR ENDED
MARCH 31, 2004
-----------------------
Sold                       1,157,080,209    $1,157,080,209     252,164,279     $252,164,279
-----------------------
Issued in reinvestment
of distributions              17,902,935        17,902,935       3,526,624        3,526,624
-----------------------
Redeemed                  (1,517,520,088)   (1,517,520,088)   (357,752,481)    (357,752,481)
--------------------------------------------------------------------------------------------
Net decrease                (342,536,944)    $(342,536,944)   (102,061,578)   $(102,061,578)
============================================================================================
YEAR ENDED
MARCH 31, 2003
-----------------------
Sold                       1,618,732,872    $1,618,732,872     379,251,230     $379,251,230
-----------------------
Issued in reinvestment
of distributions              37,566,821        37,566,821       7,262,281        7,262,281
-----------------------
Redeemed                  (1,718,908,685)   (1,718,908,685)   (409,035,275)    (409,035,275)
--------------------------------------------------------------------------------------------
Net decrease                 (62,608,992)     $(62,608,992)    (22,521,764)    $(22,521,764)
============================================================================================

                                                                   (continued)

------
14

Notes to Financial Statements

MARCH 31, 2004

3. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                         GOVERNMENT AGENCY
--------------------------------------------------------------------------------
                                                      SHARES           AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
-----------------------------------------
Sold                                                  19,824          $19,824
-----------------------------------------
Issued in reinvestment of distributions                1,021            1,021
-----------------------------------------
Redeemed                                              (9,702)          (9,702)
--------------------------------------------------------------------------------
Net increase                                          11,143          $11,143
================================================================================
YEAR ENDED MARCH 31, 2003
-----------------------------------------
Sold                                                  19,811          $19,811
-----------------------------------------
Issued in reinvestment of distributions                2,232            2,232
-----------------------------------------
Redeemed                                              (4,215)          (4,215)
--------------------------------------------------------------------------------
Net increase                                          17,828          $17,828
================================================================================

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

Following are the capital loss carryover amounts at March 31, 2004:

--------------------------------------------------------------------------------
                                                        CAPITAL       GOVERNMENT
                                                     PRESERVATION       AGENCY
--------------------------------------------------------------------------------
Accumulated capital losses                              $6,263          $10,823
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2012.

------
15

Capital Preservation - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
-------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
-------------------------------------------------------------------------------------------
                                2004         2003         2002         2001         2000
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income         0.01         0.01         0.03         0.06         0.05
-------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (0.01)       (0.01)       (0.03)       (0.06)       (0.05)
-------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $1.00        $1.00        $1.00        $1.00        $1.00
===========================================================================================
  TOTAL RETURN(1)               0.60%        1.19%        2.84%        5.75%        4.63%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.48%        0.48%        0.47%        0.47%        0.48%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      0.59%        1.18%        2.76%        5.56%        4.51%
--------------------------
Net Assets, End of Period
(in thousands)               $2,928,299   $3,270,852   $3,333,519   $3,461,464   $3,350,237
-------------------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------
16

Government Agency Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income       0.01       0.01       0.03       0.06       0.05
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.01)     (0.01)     (0.03)     (0.06)     (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $1.00      $1.00      $1.00      $1.00      $1.00
================================================================================
  TOTAL RETURN(1)             0.67%      1.25%      2.96%      5.98%      4.98%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.48%      0.48%      0.47%      0.47%      0.48%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    0.67%      1.24%      2.91%      5.82%      4.88%
--------------------------
Net Assets, End of Period
(in thousands)              $489,633   $591,702   $614,223   $600,373   $555,374
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------
17

Government Agency Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001      2000(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income        --(2)     0.01       0.03       0.06       0.04
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           --(2)     (0.01)     (0.03)     (0.06)     (0.04)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $1.00      $1.00      $1.00      $1.00      $1.00
================================================================================
  TOTAL RETURN(3)             0.42%      0.99%      2.71%      5.71%      4.58%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.73%      0.73%      0.72%      0.72%    0.73%(4)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    0.42%      0.99%      2.66%      5.57%    4.66%(4)
--------------------------
Net Assets, End of Period
(in thousands)                $248       $236       $219      $2,700     $2,584
--------------------------------------------------------------------------------

(1) April 12, 1999 (commencement of sale) through March 31, 2000.

(2) Per-share amount is less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
18

Report of Independent Auditors

To the Trustees of the American Century Government Income Trust and Shareholders
of the Capital Preservation Fund and the Government Agency Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Capital Preservation Fund and the Government Agency Money Market Fund (two of the six funds comprising the
American Century Government Income Trust, hereafter referred to as the "Funds")
at March 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of
America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management;
our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of
America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 12, 2004

------
19

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (73), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, General Partner, Discovery
Ventures (Venture capital firm, 1996 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
RONALD J. GILSON (57), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
20

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
KATHRYN A. HALL (46), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES (62), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 23
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999 to present); Principal, Long-Term Capital Management
(investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance,
Stanford Graduate School of Business (1981 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (75), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 32
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN (56), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (58), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 19
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
21

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (58), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE (39), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Treasurer, American Century Employee Benefit
Services, Inc. (December 2000 to December 2003)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

------
22

Share Class Information

One class of shares is authorized for sale by Capital Preservation: Investor
Class. Two classes of shares are authorized for sale by Government Agency:
Investor Class and Advisor Class. The expense ratio for Advisor Class shares is higher than that of Investor Class.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
23

Additional Information

RETIREMENT ACCOUNT INFORMATION
As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------
24

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

------
25

Notes

------
26

Notes

------
27

Notes

------
28

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                 COMPANIES

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0405                                  American Century Investment Services, Inc.
SH-ANN-38158S                      (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as Exhibit 10(a) to American Century Mutual Fund,  Inc.'s Annual
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-0816,  on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Albert  Eisenstat  is  the  registrant's  designated  audit  committee financial  expert.  He is  "independent"  as defined in Item 3 of Form
          N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

          The  aggregate  fees billed for each of the last two fiscal  years for professional  services rendered by the principal accountant for the audit of the registrant's annual financial  statements or services that are normally provided by the  accountant  in  connection  with  statutory  and  regulatory  filings or engagements for those fiscal years were as follows:

          FY 2003:  $87,189.
          FY 2004:  $78,321.

(b)       Audit-Related Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for assurance and related  services by the principal  accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0.
          FY 2004:  $0.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0.
          FY 2004:  $0.

(c)       Tax Fees

          The  aggregate  fees  billed in each of the last two fiscal  years for professional services rendered by the principal
accountant for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2003:  $33,861.
          FY 2004:  $21,130.

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

         FY 2003:  $0.
         FY 2004:  $0.

(d)       All Other Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for products  and  services  provided by the  principal  accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0.
          FY 2004:  $0.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0.
          FY 2004:  $0.

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2003:  $393,578.
          FY 2004:  $66,736.

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED].

ITEM 7.   DISCLOSURE OF PROXY VOTING  POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The registrant  does not currently  have in place  procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's  internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as  Exhibit  10(a)  to  American  Century  Mutual  Fund,  Inc.'s
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-3706,  on
          December 23, 2003.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Government Income Trust

By:   /s/ William M. Lyons
      -------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date:  May 27, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      -------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date:  May 27, 2004

By:   /s/ Maryanne L. Roepke
      -------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date:  May 27, 2004